SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%
Australia — 0.9%
Afterpay *	4,491	$305
AGL Energy	14,159	124
AMP Ltd	78,785	85
Ampol	5,705	104
APA Group	24,080	177
Aristocrat Leisure Ltd	12,075	243
ASX Ltd	3,989	223
Aurizon Holdings Ltd	43,437	115
AusNet Services	23,640	33
Australia & New Zealand Banking Group Ltd	60,745	802
BHP Group	62,408	1,480
BlueScope Steel Ltd	11,460	118
Brambles Ltd	31,268	211
CIMIC Group Ltd	1,570	24
Coca-Cola Amatil Ltd	11,691	102
Cochlear Ltd	1,346	201
Coles Group Ltd	28,241	352
Commonwealth Bank of Australia	37,547	1,820
Computershare Ltd	11,116	95
Crown Resorts Ltd	4,725	27
CSL	9,638	1,946
Dexus ‡	24,646	149
Evolution Mining	36,613	142
Fortescue Metals Group Ltd	36,036	440
Goodman Group ‡	35,053	453
GPT Group ‡	44,267	125
Insurance Australia Group	52,073	174
James Hardie Industries PLC	9,126	222
Lendlease	14,991	126
Macquarie Group Ltd	7,186	640
Magellan Financial Group	2,899	112
Medibank Pvt Ltd	62,675	117
Mirvac Group ‡	89,163	132
National Australia Bank Ltd	67,254	878
Newcrest Mining Ltd	17,155	352
Northern Star Resources	15,046	157
Oil Search Ltd	45,072	81
Orica	9,230	99
Origin Energy Ltd	39,831	112
Qantas Airways	13,819	41
QBE Insurance Group Ltd	30,004	174
Ramsay Health Care	3,723	163
REA Group	1,205	100
Rio Tinto Ltd	7,932	515
Santos Ltd	40,023	133
Scentre Group ‡	116,908	172
SEEK Ltd	7,626	115
Sonic Healthcare	9,308	228
South32	109,296	156
Stockland ‡	53,980	146
Suncorp Group Ltd	28,392	164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sydney Airport	30,027	$115
Tabcorp Holdings	50,298	116
Telstra Corp Ltd	93,672	176
TPG Telecom *	4,708	24
Transurban Group	58,354	552
Treasury Wine Estates Ltd	16,433	106
Vicinity Centres ‡	88,352	75
Washington H Soul Pattinson & Co Ltd	1,728	31
Wesfarmers Ltd	24,322	785
Westpac Banking	76,115	957
WiseTech Global	3,378	69
Woodside Petroleum Ltd	20,020	246
Woolworths Group Ltd	27,053	725

		19,182

Austria — 0.0%
ANDRITZ AG	924	31
Erste Group Bank AG	6,315	129
OMV	3,357	77
Raiffeisen Bank International AG	1,878	27
Verbund AG	1,566	90
voestalpine AG	2,690	75

		429

Belgium — 0.1%
Ageas	3,951	159
Anheuser-Busch InBev SA/NV	16,032	832
Argenx *	1,003	250
Elia Group	714	69
Etablissements Franz Colruyt	1,276	76
Groupe Bruxelles Lambert SA	2,535	207
KBC Group NV	5,155	254
Proximus SADP	3,526	69
Sofina	353	92
Solvay SA	1,675	136
Telenet Group Holding	720	28
UCB SA	2,660	262
Umicore SA	4,432	171

		2,605

China — 0.0%
BeiGene Ltd ADR *	900	267
China Lumena New Materials Corp *	30,699	–

		267

Denmark — 0.3%
Ambu, Cl B	3,731	113
AP Moller - Maersk A/S, Cl A	74	109
AP Moller - Maersk A/S, Cl B	136	217
Carlsberg A/S, Cl B	2,161	273
Chr Hansen Holding A/S	2,364	238
Coloplast A/S, Cl B	2,508	366
Danske Bank A/S	15,493	206
Demant A/S *	2,501	79

Adviser Managed Trust / Quarterly Report / October 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DSV PANALPINA	4,431	$717
Genmab A/S *	1,386	462
GN Store Nord	2,879	207
H Lundbeck A/S	884	25
Novo Nordisk A/S, Cl B	36,612	2,352
Novozymes A/S, Cl B	4,355	262
Orsted A/S	4,030	640
Pandora A/S	2,256	179
Tryg A/S	2,779	77
Vestas Wind Systems A/S	4,206	718

		7,240

Finland — 0.1%
Elisa Oyj	3,203	158
Fortum Oyj	9,988	188
Kone, Cl B	7,256	578
Neste Oyj	9,001	468
Nokia Oyj	120,222	406
Orion Oyj, Cl B	2,398	103
Sampo Oyj, Cl A	9,991	377
Stora Enso Oyj, Cl R	13,082	191
UPM-Kymmene Oyj	11,272	318
Wartsila Oyj Abp	10,203	81

		2,868

France — 1.3%
Accor SA	4,293	109
Aeroports de Paris	686	67
Air Liquide	10,027	1,466
Alstom SA	4,326	194
Amundi SA	1,384	91
Arkema SA	1,557	152
Atos SE	2,213	151
AXA SA	40,552	652
BioMerieux	940	140
BNP Paribas SA	23,652	823
Bollore SA	20,354	73
Bouygues SA	5,125	168
Bureau Veritas	6,644	146
Capgemini SE	3,426	396
Carrefour SA	13,593	212
Cie de Saint-Gobain	11,018	430
Cie Generale des Etablissements Michelin SCA	3,601	389
CNP Assurances	2,178	25
Covivio ‡	1,193	71
Credit Agricole SA	25,856	204
Danone SA	12,970	716
Dassault Aviation SA	32	27
Dassault Systemes SE	2,820	481
Edenred	5,083	237
Eiffage SA	1,907	138
Electricite de France SA	14,044	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Engie SA	38,972	$471
EssilorLuxottica SA	6,097	754
Eurazeo SE	596	27
Eurofins Scientific	275	219
Faurecia SA	1,745	66
Gecina SA ‡	1,039	129
Getlink SE	9,950	134
Hermes International	675	628
ICADE ‡	455	23
Iliad SA	188	36
Ingenico Group SA	1,359	196
Ipsen	865	79
JCDecaux SA	1,371	21
Kering	1,631	985
Klepierre SA ‡	4,547	58
La Francaise des Jeux SAEM	1,990	75
Legrand	5,679	420
L’Oreal SA	5,336	1,726
LVMH Moet Hennessy Louis Vuitton	5,908	2,769
Natixis SA	12,000	28
Orange SA	42,450	476
Orpea	1,171	117
Pernod Ricard SA	4,547	733
Peugeot SA	12,281	221
Publicis Groupe	4,423	154
Remy Cointreau SA	518	87
Renault SA	4,361	108
Safran SA	6,851	722
Sanofi	24,025	2,165
Sartorius Stedim Biotech	622	236
Schneider Electric SE	11,708	1,421
SCOR SE	3,626	88
SEB SA	520	85
Societe Generale SA	18,150	246
Sodexo SA	2,000	128
STMicroelectronics	13,536	412
Suez	7,826	143
Teleperformance	1,246	374
Thales SA	2,399	156
TOTAL SA	52,411	1,576
Ubisoft Entertainment SA *	2,052	181
Valeo	5,164	156
Veolia Environnement SA	11,277	210
Vinci SA	10,842	857
Vivendi SA	17,691	511
Wendel SA	340	29
Worldline *	2,869	213

		28,370

Germany — 1.1%
adidas AG	4,029	1,197
Allianz	8,843	1,556
Aroundtown SA	18,825	90

2	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BASF	19,421	$1,065
Bayer	21,183	996
Bayerische Motoren Werke	7,062	483
Beiersdorf AG	2,259	237
Brenntag AG	3,471	222
Carl Zeiss Meditec	919	119
Commerzbank AG	22,709	107
Continental AG	2,269	241
Covestro	3,910	187
Daimler AG	18,037	933
Delivery Hero *	2,721	313
Deutsche Bank AG	41,555	382
Deutsche Boerse AG	4,067	599
Deutsche Lufthansa AG	6,910	59
Deutsche Post	20,841	923
Deutsche Telekom AG	71,812	1,093
Deutsche Wohnen SE	7,238	365
E.ON SE	47,915	500
Evonik Industries AG	4,755	115
Fraport AG Frankfurt Airport Services Worldwide	661	24
Fresenius Medical Care AG & Co KGaA	4,519	345
Fresenius SE & Co KGaA	8,877	329
GEA Group AG	3,482	116
Hannover Rueck SE	1,354	197
HeidelbergCement AG	3,345	191
Henkel AG & Co KGaA	2,336	211
HOCHTIEF AG	314	23
Infineon Technologies	26,801	746
KION Group	1,475	115
Knorr-Bremse	1,095	127
LANXESS AG	1,892	96
LEG Immobilien	1,471	199
Merck KGaA	2,744	406
METRO AG	2,837	28
MTU Aero Engines AG	1,192	203
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	2,936	687
Nemetschek	1,320	95
Puma SE	1,875	164
QIAGEN *	5,117	243
RWE AG	13,699	507
SAP SE	22,231	2,369
Scout24	2,417	195
Siemens	16,241	1,905
Siemens Energy *	8,415	184
Siemens Healthineers AG	6,023	259
Symrise, Cl A	2,727	336
TeamViewer *	1,655	73
Telefonica Deutschland Holding AG	13,210	33
thyssenkrupp AG	5,134	25
Uniper SE	4,558	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Internet AG	2,428	$85
Volkswagen AG	736	115
Vonovia SE	11,042	705
Zalando *	3,191	298

		23,552

Greece — 0.0%
FF Group *	1,785	–

Hong Kong — 0.4%
AIA Group Ltd	257,000	2,421
ASM Pacific Technology Ltd	7,100	71
Bank of East Asia	16,600	30
BOC Hong Kong Holdings Ltd	83,000	230
Budweiser Brewing APAC	39,100	115
China Huishan Dairy Holdings Co Ltd *	228,000	–
CK Asset Holdings Ltd	53,500	248
CK Hutchison Holdings Ltd	56,000	337
CK Infrastructure Holdings Ltd	15,500	73
CLP Holdings	34,000	313
Galaxy Entertainment Group Ltd	48,000	316
Hanergy Thin Film Power Group Ltd *	444,000	–
Hang Lung Properties Ltd	46,000	112
Hang Seng Bank Ltd	17,100	263
Henderson Land Development Co Ltd	33,000	117
HK Electric Investments & HK Electric Investments Ltd	33,500	34
HKT Trust & HKT Ltd	86,000	111
Hong Kong & China Gas	221,900	319
Hong Kong Exchanges & Clearing Ltd	26,000	1,241
Kerry Properties Ltd	10,500	26
Link ‡	42,900	327
Melco Resorts & Entertainment ADR	4,900	79
Microport Scientific	17,000	60
MTR Corp Ltd	34,500	171
New World Development	34,500	164
PCCW Ltd	54,000	32
Power Assets Holdings	31,500	162
Sands China Ltd	54,400	190
Sino Land Co Ltd	72,000	85
SJM Holdings Ltd	25,000	26
Sun Hung Kai Properties Ltd	27,000	345
Swire Pacific Ltd, Cl A	6,500	29
Swire Properties Ltd	27,000	72
Techtronic Industries Co Ltd	28,500	380
WH Group Ltd	215,500	169
Wharf Real Estate Investment Co Ltd	38,000	146
Wynn Macau Ltd	19,600	27

		8,841

Ireland — 0.7%
Accenture PLC, Cl A	36,947	8,014
Alkermes PLC *	9,300	151
CRH PLC	16,736	590

Adviser Managed Trust / Quarterly Report / October 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton Corp PLC	23,228	$2,411
Experian PLC	19,120	696
Jazz Pharmaceuticals PLC *	3,200	461
Kerry Group PLC, Cl A	3,374	404
Paddy Power Betfair PLC	3,289	573
Pentair PLC	9,700	483
Perrigo	8,000	351
Smurfit Kappa Group	5,105	192

		14,326

Israel — 0.1%
Azrieli Group	626	30
Bank Hapoalim BM *	25,688	151
Bank Leumi Le-Israel	32,814	156
Check Point Software Technologies *	2,500	284
Elbit Systems Ltd	611	69
ICL Group	10,204	37
Israel Discount Bank, Cl A	26,807	76
Mizrahi Tefahot Bank Ltd	1,798	35
Nice Ltd *	1,290	295
Teva Pharmaceutical Industries ADR *	24,600	214
Wix.com Ltd *	1,100	272

		1,619

Italy — 0.3%
Assicurazioni Generali SpA *	23,283	312
Atlantia SpA	11,151	171
CNH Industrial NV	23,038	179
Davide Campari-Milano	13,154	137
DiaSorin	576	126
Enel SpA	172,248	1,371
Eni SpA	54,009	378
EXOR NV	2,454	128
Ferrari	2,681	478
Fiat Chrysler Automobiles	23,065	283
FinecoBank Banca Fineco	13,708	188
Infrastrutture Wireless Italiane	3,045	33
Intesa Sanpaolo SpA	353,562	585
Leonardo SpA	5,134	24
Mediobanca Banca di Credito Finanziario	14,121	100
Moncler SpA	4,367	175
Nexi *	8,515	131
Pirelli & Co	6,266	26
Poste Italiane	11,900	97
Prysmian SpA	5,455	148
Recordati Industria Chimica e Farmaceutica	2,374	123
Snam SpA	45,711	223
Telecom Italia	191,866	65
Telecom Italia SpA/Milano	76,471	28
Terna Rete Elettrica Nazionale	31,595	214
UniCredit SpA	45,020	336

		6,059

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Japan — 3.3%
ABC-Mart Inc	500	$25
Acom	6,500	29
Advantest	4,500	260
Aeon Co Ltd	13,600	346
Aeon Mall Co Ltd	1,700	26
AGC Inc/Japan	4,400	137
Air Water Inc	2,300	33
Aisin Seiki Co Ltd	3,700	111
Ajinomoto Co Inc	10,500	211
Alfresa Holdings Corp	4,300	79
Amada	4,200	36
ANA Holdings Inc	1,500	33
Aozora Bank	1,800	29
Asahi Group Holdings	8,700	268
Asahi Intecc Co Ltd	4,400	136
Asahi Kasei	28,100	242
Astellas Pharma Inc	39,700	545
Bandai Namco Holdings Inc	4,100	305
Bank of Kyoto Ltd/The	700	31
Benesse Holdings	1,100	26
Bridgestone Corp	11,000	357
Brother Industries Ltd	5,100	78
Calbee	1,100	34
Canon Inc	20,800	358
Casio Computer Co Ltd	4,500	68
Central Japan Railway Co	3,000	361
Chiba Bank Ltd/The	6,700	34
Chubu Electric Power Co Inc	14,500	162
Chugai Pharmaceutical Co Ltd	14,000	538
Chugoku Electric Power Co Inc/The	6,700	84
Coca-Cola Bottlers Japan Holdings Inc	1,900	27
Concordia Financial Group Ltd	23,700	78
Cosmos Pharmaceutical	300	51
CyberAgent	2,300	144
Dai Nippon Printing	5,500	102
Daicel Corp	3,900	28
Daifuku Co Ltd	2,300	236
Dai-ichi Life Holdings Inc	22,400	331
Daiichi Sankyo Co Ltd	35,900	944
Daikin Industries Ltd	5,300	988
Daito Trust Construction Co Ltd	1,500	136
Daiwa House Industry	11,700	306
Daiwa House Investment Corp, Cl A ‡	45	104
Daiwa Securities Group	32,700	132
Denso Corp	8,900	412
Dentsu Group	4,900	140
Disco Corp	600	161
East Japan Railway Co	6,700	350
Eisai Co Ltd	5,200	402
Electric Power Development Co Ltd	2,100	28
ENEOS Holdings	68,800	231

4	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FamilyMart	3,200	$70
FANUC	4,100	865
Fast Retailing	1,200	835
Fuji Electric Co Ltd	2,900	87
FUJIFILM Holdings Corp	7,500	382
Fujitsu Ltd	4,200	491
Fukuoka Financial Group Inc	2,200	37
GLP J-REIT ‡	83	128
GMO Payment Gateway	900	110
Hakuhodo DY Holdings Inc	3,000	38
Hamamatsu Photonics KK	3,200	160
Hankyu Hanshin Holdings Inc	5,200	158
Hikari Tsushin Inc	400	93
Hino Motors Ltd	4,500	34
Hirose Electric	700	97
Hisamitsu Pharmaceutical Co Inc	600	29
Hitachi Construction Machinery Co Ltd	2,500	61
Hitachi Ltd	20,700	693
Hitachi Metals Ltd	5,000	66
Honda Motor Co Ltd	35,200	820
Hoshizaki	1,200	96
Hoya	8,100	914
Hulic Co Ltd	3,800	35
Idemitsu Kosan	4,400	89
Iida Group Holdings Co Ltd	1,900	34
Inpex	23,200	109
Isetan Mitsukoshi Holdings Ltd	5,400	26
Isuzu Motors Ltd	12,500	101
Ito En	1,200	76
ITOCHU Corp	29,000	694
Itochu Techno-Solutions	2,200	75
Japan Airlines	1,800	31
Japan Airport Terminal Co Ltd	800	35
Japan Exchange Group Inc	11,400	277
Japan Post Bank Co Ltd	9,400	75
Japan Post Holdings Co Ltd	35,300	241
Japan Post Insurance	5,200	82
Japan Prime Realty Investment Corp ‡	10	27
Japan Real Estate Investment ‡	30	147
Japan Retail Fund Investment Corp ‡	60	86
Japan Tobacco Inc	24,900	469
JFE Holdings Inc	11,300	79
JGC Holdings	2,800	23
JSR	4,600	103
JTEKT Corp	3,300	26
Kajima Corp	10,200	108
Kakaku.com	3,100	82
Kamigumi Co Ltd	1,500	27
Kansai Electric Power Co Inc/The	15,900	145
Kansai Paint Co Ltd	4,100	105
Kao	10,300	731
Kawasaki Heavy Industries Ltd	2,200	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KDDI Corp	34,800	$930
Keihan Holdings Co Ltd	2,200	83
Keikyu Corp	5,100	71
Keio Corp	2,300	133
Keisei Electric Railway Co Ltd	3,000	84
Keyence Corp	3,900	1,763
Kikkoman Corp	3,300	164
Kintetsu Group Holdings Co Ltd	3,900	155
Kirin Holdings Co Ltd	17,000	306
Kobayashi Pharmaceutical Co Ltd	1,100	107
Kobe Bussan	2,800	79
Koito Manufacturing Co Ltd	2,400	115
Komatsu Ltd	18,100	405
Konami Holdings Corp	2,100	82
Kose Corp	800	102
Kubota	21,600	374
Kuraray Co Ltd	7,400	68
Kurita Water Industries Ltd	1,300	39
Kyocera Corp	6,600	362
Kyowa Hakko Kirin Co Ltd	6,100	151
Kyushu Electric Power Co Inc	8,700	73
Kyushu Railway Co	3,400	72
Lasertec	1,700	147
Lawson Inc	600	28
LINE Corp *	800	41
Lion Corp	5,100	104
LIXIL Group Corp	6,100	132
M3 Inc	9,200	618
Makita Corp	5,000	220
Marubeni Corp	37,100	193
Marui Group	4,400	79
Maruichi Steel Tube Ltd	900	21
Mazda Motor	13,100	68
McDonald’s Holdings Co Japan Ltd	1,500	71
Mebuki Financial Group Inc	12,000	24
Medipal Holdings Corp	4,200	75
MEIJI Holdings Co Ltd	2,600	188
Mercari *	2,000	84
MINEBEA MITSUMI Inc	8,200	147
MISUMI Group	6,400	189
Mitsubishi Chemical Holdings Corp	28,900	162
Mitsubishi Corp	28,600	636
Mitsubishi Electric Corp	37,900	486
Mitsubishi Estate Co Ltd	24,300	361
Mitsubishi Gas Chemical	2,000	36
Mitsubishi Heavy Industries Ltd	7,200	154
Mitsubishi Materials Corp	1,400	26
Mitsubishi Motors Corp	11,000	20
Mitsubishi UFJ Financial Group Inc	258,200	1,013
Mitsubishi UFJ Lease & Finance Co Ltd	6,300	27
Mitsui & Co Ltd	34,800	543
Mitsui Chemicals Inc	4,200	107

Adviser Managed Trust / Quarterly Report / October 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsui Fudosan Co Ltd	19,300	$328
Miura	2,000	94
Mizuho Financial Group Inc	51,590	632
MonotaRO Co Ltd	2,900	161
MS&AD Insurance Group Holdings Inc	10,000	272
Murata Manufacturing Co Ltd	12,400	862
Nabtesco Corp	2,600	97
Nagoya Railroad Co Ltd	4,200	112
NEC Corp	5,500	276
Nexon Co Ltd	10,900	304
NGK Insulators Ltd	5,900	84
NGK Spark Plug Co Ltd	2,000	35
NH Foods Ltd	1,900	78
Nidec	9,600	964
Nihon M&A Center	3,400	199
Nikon Corp	3,800	23
Nintendo Co Ltd	2,400	1,308
Nippon Building Fund ‡	29	146
Nippon Express Co Ltd	1,600	90
Nippon Paint Holdings Co Ltd	3,000	269
Nippon Prologis Inc ‡	47	155
Nippon Sanso Holdings	1,900	28
Nippon Shinyaku	1,100	78
Nippon Steel Corp	18,200	175
Nippon Telegraph & Telephone Corp	27,400	576
Nippon Yusen	1,900	35
Nissan Chemical	2,800	148
Nissan Motor Co Ltd	52,200	183
Nisshin Seifun Group Inc	4,600	69
Nissin Foods Holdings Co Ltd	1,400	121
Nitori Holdings Co Ltd	1,600	330
Nitto Denko Corp	3,600	252
Nomura Holdings Inc	65,100	289
Nomura Real Estate Holdings Inc	1,800	31
Nomura Real Estate Master Fund ‡	97	116
Nomura Research Institute Ltd	7,200	213
NSK Ltd	4,500	36
NTT Data	14,200	160
NTT DOCOMO Inc	24,200	900
Obayashi Corp	14,700	122
Obic Co Ltd	1,400	248
Odakyu Electric Railway Co Ltd	6,700	161
Oji Holdings Corp	19,800	83
Olympus Corp	24,800	472
Omron Corp	3,900	280
Ono Pharmaceutical Co Ltd	8,300	236
Oracle Corp Japan	900	90
Oriental Land Co Ltd/Japan	4,300	600
ORIX	27,300	317
Orix JREIT ‡	60	84
Osaka Gas Co Ltd	8,500	161
Otsuka Corp	2,400	111

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Otsuka Holdings	8,700	$321
Pan Pacific International Holdings Corp	9,300	198
Panasonic Corp	45,400	417
Park24 Co Ltd	1,700	23
PeptiDream *	2,200	102
Persol Holdings Co Ltd	2,300	35
Pigeon	2,600	119
Pola Orbis Holdings Inc	1,500	30
Rakuten Inc	19,400	188
Recruit Holdings Co Ltd	26,900	1,022
Renesas Electronics Corp *	17,500	144
Resona Holdings Inc	47,200	155
Ricoh Co Ltd	15,300	100
Rinnai Corp	500	49
Rohm Co Ltd	2,000	153
Ryohin Keikaku	5,500	115
Santen Pharmaceutical Co Ltd	8,100	144
SBI Holdings Inc/Japan	5,400	124
SCSK	700	35
Secom	4,300	362
Sega Sammy Holdings	2,600	32
Seibu Holdings Inc	3,300	33
Seiko Epson Corp	6,500	75
Sekisui Chemical Co Ltd	8,100	126
Sekisui House	13,800	228
Seven & i Holdings Co Ltd	15,700	477
Seven Bank Ltd	9,600	22
SG Holdings Co Ltd	7,200	173
Sharp Corp/Japan	2,700	31
Shimadzu Corp	5,000	142
Shimamura Co Ltd	400	43
Shimano Inc	1,600	364
Shimizu Corp	12,600	87
Shin-Etsu Chemical	7,500	997
Shinsei Bank Ltd	2,400	29
Shionogi & Co Ltd	5,900	278
Shiseido Co Ltd	8,300	512
Shizuoka Bank Ltd/The	5,400	36
Showa Denko KK	1,700	29
SMC Corp/Japan	1,200	635
SoftBank	60,100	697
SoftBank Group Corp	33,300	2,164
Sohgo Security Services Co Ltd	1,600	74
Sompo Holdings Inc	7,500	279
Sony Corp	26,800	2,224
Square Enix Holdings	2,100	123
Stanley Electric Co Ltd	3,000	85
Subaru Corp	13,800	252
SUMCO Corp	6,000	91
Sumitomo Chemical Co Ltd	33,900	110
Sumitomo Corp	24,500	268
Sumitomo Dainippon Pharma	2,300	27

6	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Electric Industries	17,000	$186
Sumitomo Heavy Industries Ltd	1,400	30
Sumitomo Metal Mining Co Ltd	5,200	160
Sumitomo Mitsui Financial Group Inc	28,100	774
Sumitomo Mitsui Trust Holdings Inc	7,600	202
Sumitomo Realty & Development	7,000	187
Sumitomo Rubber Industries Ltd	2,800	24
Sundrug Co Ltd	900	33
Suntory Beverage & Food Ltd	3,200	110
Suzuken	900	32
Suzuki Motor Corp	7,600	324
Sysmex Corp	3,700	347
T&D Holdings	12,200	121
Taiheiyo Cement Corp	2,800	65
Taisei	4,300	133
Taisho Pharmaceutical Holdings	400	24
Takeda Pharmaceutical Co Ltd	33,300	1,032
TDK Corp	2,900	339
Teijin Ltd	2,300	35
Terumo Corp	13,700	503
THK Co Ltd	1,500	39
TIS	5,100	98
Tobu Railway Co Ltd	4,300	122
Toho Co Ltd/Tokyo	2,600	103
Toho Gas Co Ltd	1,700	88
Tohoku Electric Power Co Inc	9,800	86
Tokio Marine Holdings Inc	13,500	602
Tokyo Century Corp	500	24
Tokyo Electric Power Holdings *	33,100	85
Tokyo Electron Ltd	3,200	854
Tokyo Gas	8,500	192
Tokyu Corp	11,300	133
Tokyu Fudosan Holdings	7,800	34
Toppan Printing Co Ltd	6,000	76
Toray Industries Inc	31,400	141
Toshiba	8,700	219
Tosoh Corp	6,000	97
TOTO Ltd	3,200	145
Toyo Suisan Kaisha Ltd	2,000	99
Toyoda Gosei Co Ltd	1,100	28
Toyota Industries Corp	3,300	212
Toyota Motor Corp	45,100	2,935
Toyota Tsusho Corp	4,800	133
Trend Micro Inc/Japan	3,000	168
Tsuruha Holdings Inc	800	112
Unicharm Corp	8,300	384
United Urban Investment Corp ‡	68	72
USS Co Ltd	5,000	91
Welcia Holdings	2,200	86
West Japan Railway Co	3,700	158
Yakult Honsha Co Ltd	2,700	131
Yamada Holdings	16,700	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamaha	3,000	$141
Yamaha Motor Co Ltd	6,400	91
Yamato Holdings Co Ltd	7,000	184
Yamazaki Baking Co Ltd	1,900	31
Yaskawa Electric Corp	5,400	208
Yokogawa Electric Corp	5,200	76
Yokohama Rubber Co Ltd/The	1,900	27
Z Holdings	54,700	379
ZOZO Inc	1,400	35

		73,893

Luxembourg — 0.0%
SES, Cl A	4,865	39
Tenaris SA	5,991	28

		67

Netherlands — 0.7%
ABN AMRO Group NV	9,687	80
Adyen NV *	388	654
Aegon NV	41,336	111
AerCap Holdings NV *	3,000	74
Airbus SE	12,372	902
Akzo Nobel NV	4,098	395
Altice Europe, Cl A *	7,901	39
ArcelorMittal	14,887	202
ASML Holding NV	9,064	3,294
Galapagos *	964	114
Heineken	5,527	491
Heineken Holding NV	2,590	200
ING Groep NV	83,420	569
Just Eat Takeaway.com *	2,663	296
Koninklijke Ahold Delhaize	23,565	648
Koninklijke DSM NV	3,673	588
Koninklijke KPN NV	80,314	217
Koninklijke Philips NV	19,256	894
Koninklijke Vopak NV	1,613	84
NN Group NV	6,017	210
Prosus	10,266	1,026
Randstad NV	2,697	135
Royal Dutch Shell, Cl A	88,328	1,103
Royal Dutch Shell PLC, Cl B	79,360	953
Unibail-Rodamco-Westfield ‡	3,132	127
Unilever	30,990	1,753
Wolters Kluwer NV	5,821	472

		15,631

New Zealand — 0.0%
a2 Milk Co Ltd *	16,639	161
Auckland International Airport Ltd	28,380	131
Fisher & Paykel Healthcare Corp Ltd	12,862	298
Mercury NZ	10,297	36
Meridian Energy Ltd	29,308	103
Ryman Healthcare Ltd	9,192	85

Adviser Managed Trust / Quarterly Report / October 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spark New Zealand Ltd	43,005	$128

		942

Norway — 0.1%
Adevinta, Cl B *	5,490	85
DNB ASA *	19,595	264
Equinor	20,707	262
Gjensidige Forsikring ASA	4,579	87
Mowi ASA	9,892	156
Norsk Hydro ASA	30,784	86
Orkla ASA	16,943	159
Schibsted ASA, Cl B	2,251	81
Telenor ASA	16,161	249
Yara International ASA	3,998	139

		1,568

Panama — 0.0%
Copa Holdings SA, Cl A	1,800	89

Portugal — 0.0%
EDP - Energias de Portugal SA	58,351	288
Galp Energia SGPS	11,389	92
Jeronimo Martins SGPS SA	5,764	92

		472

Singapore — 0.2%
Ascendas Real Estate Investment Trust ‡	69,400	146
CapitaLand Ltd	58,399	110
CapitaLand Mall Trust ‡	104,228	132
City Developments Ltd	5,800	27
Dairy Farm International Holdings Ltd	5,500	21
DBS Group Holdings Ltd	38,200	569
Genting Singapore Ltd	140,000	66
Hongkong Land Holdings Ltd	26,600	98
Jardine Cycle & Carriage Ltd	1,600	21
Jardine Matheson Holdings Ltd	5,000	222
Jardine Strategic Holdings Ltd	5,100	111
Keppel Corp Ltd	33,200	107
Mapletree Commercial Trust ‡	49,800	63
Mapletree Logistics Trust ‡	61,000	87
Oversea-Chinese Banking Corp Ltd	68,354	421
Singapore Airlines Ltd	31,100	77
Singapore Exchange Ltd	18,300	116
Singapore Technologies Engineering	35,800	91
Singapore Telecommunications Ltd	168,200	250
Suntec Real Estate Investment Trust ‡	30,100	29
United Overseas Bank Ltd	24,500	341
UOL Group Ltd	5,900	27
Venture Corp Ltd	6,300	89
Wilmar International Ltd	43,500	129
Yangzijiang Shipbuilding Holdings Ltd	40,400	27

		3,377

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Korea — 0.0%
Medytox	5	$1

Spain — 0.3%
ACS Actividades de Construccion y Servicios SA	6,047	144
Aena SME SA	1,516	204
Amadeus IT Group SA, Cl A	9,618	459
Banco Bilbao Vizcaya Argentaria SA	141,510	406
Banco Santander SA	355,024	707
Bankinter SA	15,507	58
CaixaBank SA	80,790	147
Cellnex Telecom	6,723	432
Enagas SA	5,641	122
Endesa SA	7,147	192
Ferrovial SA	10,164	220
Grifols	6,160	166
Iberdrola	125,860	1,484
Industria de Diseno Textil SA	23,302	575
Mapfre SA	16,395	25
Naturgy Energy Group	6,691	124
Red Electrica Corp SA	9,747	172
Repsol SA	30,985	193
Siemens Gamesa Renewable Energy SA	5,399	153
Telefonica SA	103,082	337

		6,320

Sweden — 0.4%
Alfa Laval	7,098	144
Assa Abloy AB, Cl B	21,680	465
Atlas Copco AB, Cl A	14,587	644
Atlas Copco AB, Cl B	8,366	321
Boliden	6,157	168
Electrolux AB	5,139	116
Epiroc, Cl A	13,744	205
Epiroc AB, Cl B	8,852	127
EQT AB *	5,439	104
Essity AB, Cl B	13,087	379
Evolution Gaming Group	2,654	197
Hennes & Mauritz AB, Cl B	17,175	279
Hexagon, Cl B	6,075	444
Husqvarna, Cl B	9,547	99
ICA Gruppen AB	2,291	108
Industrivarden AB, Cl C	3,652	93
Investment Latour, Cl B	3,417	80
Investor AB, Cl B	9,887	593
Kinnevik	5,045	207
L E Lundbergforetagen AB, Cl B	1,749	79
Lundin Energy	4,251	81
Nibe Industrier, Cl B	6,464	156
Nordea Bank Abp *	70,168	526
Sandvik AB	24,406	434
Securitas AB, Cl B	7,154	101

8	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skandinaviska Enskilda Banken AB, Cl A	34,400	$295
Skanska AB, Cl B	7,018	132
SKF AB, Cl B	7,896	162
Svenska Cellulosa, Cl B	12,583	171
Svenska Handelsbanken AB, Cl A	32,785	266
Swedbank AB, Cl A	19,132	300
Swedish Match AB	3,417	257
Tele2 AB, Cl B	11,274	134
Telefonaktiebolaget LM Ericsson, Cl B	61,463	685
Telia Co AB	51,320	197
Volvo AB, Cl B	32,266	628

		9,377

Switzerland — 1.3%
ABB Ltd	39,477	958
Adecco Group AG	3,495	172
Alcon Inc	10,483	596
Baloise Holding AG	1,047	143
Banque Cantonale Vaudoise	697	68
Barry Callebaut	68	140
Chocoladefabriken Lindt & Spruengli AG	26	363
Cie Financiere Richemont SA, Cl A	11,184	702
Clariant AG	4,559	78
Coca-Cola HBC AG	4,549	103
Credit Suisse Group AG	51,844	488
EMS-Chemie Holding AG	185	163
Geberit	789	449
Givaudan	198	807
Julius Baer Group Ltd	5,025	224
Kuehne + Nagel International AG	1,212	242
LafargeHolcim Ltd	11,175	480
Logitech International	3,438	290
Lonza Group AG	1,594	966
Nestle SA	63,505	7,143
Novartis AG	47,302	3,690
Partners Group Holding AG	396	357
Roche Holding AG	14,979	4,817
Schindler Holding	913	234
Schindler Holding AG	457	117
SGS SA	127	317
Sika AG	3,037	748
Sonova Holding AG	1,154	274
Straumann Holding AG	215	224
Swatch Group	655	139
Swatch Group AG/The	796	33
Swiss Life Holding AG	666	224
Swiss Prime Site AG	1,717	144
Swiss Re AG	6,280	450
Swisscom AG	543	276
Temenos AG	1,488	160
UBS Group	78,428	911
Vifor Pharma AG	1,031	116

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zurich Insurance Group AG	3,225	$1,070

		28,876

United Kingdom — 1.5%
3i Group PLC	20,411	254
Admiral Group PLC	4,324	154
Anglo American PLC	26,647	624
Antofagasta PLC	8,947	119
Ashtead Group PLC	9,649	349
Associated British Foods PLC	7,329	161
AstraZeneca	27,920	2,803
Auto Trader Group PLC	21,900	164
AVEVA Group	1,479	82
Aviva PLC	84,084	280
BAE Systems PLC	69,421	356
Barclays	374,735	516
Barratt Developments	23,010	143
Berkeley Group Holdings PLC	2,836	149
BHP Group PLC	45,213	871
BP PLC	428,218	1,088
British American Tobacco PLC	48,626	1,539
British Land ‡	20,165	91
BT Group, Cl A	186,100	244
Bunzl PLC	7,031	218
Burberry Group	8,306	146
Compass Group	38,723	528
Croda International PLC	2,686	209
DCC PLC	2,218	144
Diageo PLC	49,544	1,601
Direct Line Insurance Group	31,033	106
Evraz	6,447	30
Ferguson	4,853	484
GlaxoSmithKline PLC	106,364	1,777
Glencore PLC	216,149	436
GVC Holdings PLC	11,947	149
Halma	7,937	243
Hargreaves Lansdown PLC	7,501	131
Hikma Pharmaceuticals	3,920	127
HSBC Holdings	431,653	1,811
Imperial Brands PLC	20,314	321
Informa	30,785	166
InterContinental Hotels Group PLC	3,587	182
Intertek Group PLC	3,393	244
J Sainsbury PLC	40,578	106
JD Sports Fashion	10,024	96
Johnson Matthey PLC	4,379	122
Kingfisher PLC	43,292	161
Kingspan Group PLC	3,234	282
Land Securities Group PLC ‡	16,031	105
Legal & General Group	125,799	301
Lloyds Banking Group PLC	1,530,689	555
London Stock Exchange Group PLC	6,658	713
M&G	59,003	112

Adviser Managed Trust / Quarterly Report / October 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Melrose Industries PLC	99,658	$154
Mondi	10,104	191
National Grid PLC	73,808	877
Natwest Group	109,354	176
Next PLC	2,769	209
NMC Health PLC *	3,417	–
Ocado Group *	9,790	288
Pearson PLC	17,106	113
Persimmon PLC	6,644	201
Prudential PLC	55,764	680
Reckitt Benckiser Group PLC	15,036	1,322
RELX PLC	41,315	816
Rentokil Initial	38,969	265
Rio Tinto PLC	23,752	1,338
Rolls-Royce Holdings PLC	43,809	40
RSA Insurance Group PLC	23,445	128
Sage Group PLC/The	22,718	187
Schroders PLC	2,839	96
Segro PLC ‡	25,118	293
Severn Trent PLC	5,367	169
Smith & Nephew PLC	18,803	325
Smiths Group PLC	8,942	154
Spirax-Sarco Engineering	1,538	224
SSE PLC	22,290	362
St. James’s Place	12,132	141
Standard Chartered PLC	56,306	256
Standard Life Aberdeen PLC	51,526	150
Taylor Wimpey	82,717	113
Tesco PLC	212,291	564
Unilever PLC	24,747	1,409
United Utilities Group PLC	15,376	172
Vodafone Group PLC	562,097	749
Whitbread PLC	4,563	127
Wm Morrison Supermarkets PLC	54,490	115
WPP PLC	25,449	203

		34,200

United States — 79.8%

Communication Services — 8.5%
Activision Blizzard Inc	44,100	3,340
Alphabet Inc, Cl A *	17,388	28,101
Alphabet Inc, Cl C *	17,159	27,815
Altice USA, Cl A *	17,927	483
AT&T Inc	413,166	11,164
Cable One Inc	337	584
CenturyLink	64,400	555
Charter Communications Inc, Cl A *	8,690	5,247
Comcast Corp, Cl A	263,100	11,113
Discovery Inc, Cl A *	9,200	186
Discovery Inc, Cl C *	19,200	352
DISH Network Corp, Cl A *	14,500	370
Electronic Arts Inc *	16,500	1,977
Facebook Inc, Cl A *	139,306	36,653

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fox Corp	29,405	$776
GCI Liberty Inc *	5,800	471
IAC *	4,449	537
Interpublic Group of Cos Inc/The	22,845	413
John Wiley & Sons Inc, Cl A	2,100	65
Liberty Broadband Corp, Cl A *	1,500	211
Liberty Broadband Corp, Cl C *	5,900	836
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	40
Liberty Media Corp-Liberty Formula One, Cl C *	11,700	423
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,900	169
Liberty Media -Liberty SiriusXM, Cl C *	10,200	353
Lions Gate Entertainment, Cl A *	2,900	19
Lions Gate Entertainment Corp, Cl B *	5,500	35
Live Nation Entertainment Inc *	8,352	408
Madison Square Garden Entertainment *	939	61
Madison Square Garden Sports *	1,139	161
Match Group *	12,597	1,471
Netflix Inc *	24,700	11,751
New York Times, Cl A	9,600	381
News Corp	7,100	92
News Corp, Cl A	22,800	299
Nexstar Media Group Inc, Cl A	2,530	209
Omnicom Group Inc	12,500	590
Pinterest, Cl A *	23,000	1,356
Roku Inc, Cl A *	6,030	1,221
Sirius XM Holdings	69,401	398
Spotify Technology *	7,551	1,811
Take-Two Interactive Software Inc *	6,600	1,022
Telephone & Data Systems Inc	5,900	100
T-Mobile US Inc *	32,035	3,510
TripAdvisor Inc	5,900	113
Twitter Inc *	44,700	1,849
United States Cellular Corp *	700	20
Verizon Communications Inc	240,680	13,716
ViacomCBS	500	15
ViacomCBS, Cl B	32,000	914
Walt Disney Co/The	105,000	12,731
World Wrestling Entertainment Inc, Cl A	2,700	98
Zillow Group Inc, Cl A *	3,400	304
Zillow Group Inc, Cl C *	8,000	709
Zynga, Cl A *	52,227	470

		188,068

Consumer Discretionary — 9.8%
Advance Auto Parts Inc	3,900	574
Amazon.com Inc *	24,591	74,662
Aramark	13,400	372
AutoNation Inc *	3,500	199
AutoZone Inc *	1,370	1,547
Best Buy Co Inc	13,100	1,461
Booking Holdings Inc *	2,398	3,891

10	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BorgWarner Inc	12,200	$427
Bright Horizons Family Solutions Inc *	3,424	541
Brunswick Corp/DE	4,600	293
Burlington Stores Inc *	3,773	730
Capri Holdings Ltd *	8,400	178
CarMax Inc *	9,600	830
Carnival Corp	27,689	380
Carter’s Inc	2,500	204
Carvana Co, Cl A *	3,200	593
Chegg *	7,100	521
Chipotle Mexican Grill, Cl A *	1,603	1,926
Choice Hotels International Inc	2,000	175
Columbia Sportswear Co	1,700	127
Darden Restaurants Inc	7,700	708
Delphi Automotive PLC	15,400	1,486
Dick’s Sporting Goods Inc	3,600	204
Dollar General Corp	14,500	3,026
Dollar Tree Inc *	13,400	1,210
Domino’s Pizza Inc	2,283	864
DR Horton Inc	19,006	1,270
Dunkin’ Brands Group Inc	4,800	479
eBay Inc	38,600	1,839
Etsy Inc *	6,800	827
Expedia Group Inc	8,000	753
Extended Stay America	10,400	118
Five Below Inc *	3,200	427
Floor & Decor Holdings Inc, Cl A *	5,100	372
Foot Locker Inc	6,100	225
Ford Motor Co	224,900	1,738
frontdoor Inc *	5,000	198
Gap Inc/The	10,700	208
Garmin Ltd	8,800	915
General Motors Co	72,500	2,503
Gentex Corp	14,400	398
Genuine Parts Co	8,300	751
Graham Holdings, Cl B	231	88
Grand Canyon Education *	2,739	215
Grubhub *	5,400	399
H&R Block Inc	11,400	197
Hanesbrands Inc	20,400	328
Harley-Davidson Inc	9,000	296
Hasbro Inc	7,531	623
Hilton Worldwide Holdings Inc	15,700	1,379
Home Depot	62,230	16,597
Hyatt Hotels Corp, Cl A	2,100	116
Kohl’s Corp	9,100	194
L Brands Inc	13,500	432
Las Vegas Sands Corp	18,900	908
Lear Corp	3,539	428
Leggett & Platt	7,767	324
Lennar Corp, Cl A	15,900	1,117
Lennar Corp, Cl B	800	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LKQ Corp *	17,800	$569
Lowe’s	43,800	6,925
Lululemon Athletica Inc *	6,627	2,116
Marriott International Inc/MD, Cl A	15,500	1,440
Mattel Inc *	20,200	278
McDonald’s	43,147	9,190
MGM Resorts International	27,700	570
Mohawk Industries Inc *	3,435	354
Newell Brands	22,600	399
NIKE Inc, Cl B	70,305	8,442
Nordstrom Inc	6,400	77
Norwegian Cruise Line Holdings Ltd *	15,032	250
NVR Inc *	194	767
Ollie’s Bargain Outlet Holdings Inc *	3,100	270
O’Reilly Automotive Inc *	4,233	1,848
Peloton Interactive, Cl A *	5,500	606
Penske Automotive Group Inc	1,900	97
Planet Fitness, Cl A *	4,700	279
Polaris	3,424	311
Pool Corp	2,282	798
PulteGroup Inc	15,700	640
PVH Corp	4,100	239
Qurate Retail Inc, Cl A	22,400	152
Ralph Lauren Corp, Cl A	2,800	187
Ross Stores	20,143	1,716
Royal Caribbean Cruises Ltd	10,100	570
Service Corp International/US	10,200	472
Six Flags Entertainment Corp	4,500	97
Skechers USA, Cl A *	7,870	250
Starbucks	68,000	5,913
Tapestry Inc	16,300	362
Target Corp	28,900	4,399
Tempur Sealy International Inc *	2,735	243
Terminix Global Holdings	7,800	367
Tesla Inc *	42,890	16,643
Thor Industries	3,200	271
Tiffany & Co	7,100	929
TJX Cos Inc/The	69,300	3,520
Toll Brothers Inc	6,800	287
Tractor Supply	6,800	906
Ulta Beauty Inc *	3,100	641
Under Armour Inc, Cl A *	11,100	154
Under Armour Inc, Cl C *	11,200	137
Vail Resorts Inc	2,300	534
VF	18,700	1,257
Vroom *	1,400	58
Wayfair Inc, Cl A *	3,858	957
Wendy’s Co/The	10,600	232
Whirlpool Corp	3,547	656
Williams-Sonoma Inc	4,500	410
Wyndham Destinations Inc	4,900	160
Wyndham Hotels & Resorts Inc	5,400	251

Adviser Managed Trust / Quarterly Report / October 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wynn Resorts Ltd	5,800	$420
Yum China Holdings Inc	23,500	1,251
Yum! Brands Inc	17,500	1,633

		216,336

Consumer Staples — 5.2%
Altria Group Inc	107,700	3,886
Archer-Daniels-Midland Co	31,900	1,475
Beyond Meat *	3,042	433
Boston Beer Co Inc/The, Cl A *	463	481
Brown-Forman Corp, Cl A	2,700	169
Brown-Forman Corp, Cl B	10,600	739
Bunge	8,100	460
Campbell Soup Co	10,300	481
Casey’s General Stores	2,168	365
Church & Dwight Co Inc	14,100	1,246
Clorox Co/The	7,200	1,492
Coca-Cola	224,526	10,791
Coca-Cola European Partners	4,600	164
Colgate-Palmolive Co	48,700	3,842
Conagra Brands Inc	27,700	972
Constellation Brands Inc, Cl A	9,161	1,514
Costco Wholesale Corp	25,617	9,161
Coty Inc, Cl A	13,900	40
Energizer Holdings Inc	3,663	144
Estee Lauder Cos Inc/The, Cl A	12,900	2,834
Flowers Foods Inc	11,500	271
General Mills Inc	35,220	2,082
Grocery Outlet Holding *	4,100	181
Hain Celestial Group Inc/The *	4,800	148
Herbalife Nutrition *	5,300	239
Hershey Co/The	8,655	1,190
Hormel Foods Corp	16,400	799
Ingredion Inc	4,000	284
J M Smucker	6,500	729
Kellogg Co	14,300	899
Keurig Dr Pepper Inc	22,785	613
Kimberly-Clark	19,800	2,625
Kraft Heinz Co/The	36,900	1,129
Kroger	44,500	1,433
Lamb Weston Holdings Inc	8,600	546
McCormick & Co Inc/MD	7,100	1,282
Molson Coors Beverage, Cl B	10,285	363
Mondelez International Inc, Cl A	81,800	4,345
Monster Beverage Corp *	21,500	1,646
Nu Skin Enterprises Inc, Cl A	3,000	148
PepsiCo Inc	80,414	10,718
Philip Morris International	90,000	6,392
Pilgrim’s Pride Corp *	2,600	44
Post Holdings Inc *	3,800	326
Procter & Gamble Co/The	141,324	19,376
Reynolds Consumer Products	2,900	82
Seaboard Corp	12	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectrum Brands Holdings Inc	2,500	$142
Sprouts Farmers Market Inc *	6,900	131
Sysco Corp	28,200	1,560
TreeHouse Foods Inc *	3,300	128
Tyson Foods, Cl A	16,900	967
US Foods Holding Corp *	12,910	270
Walgreens Boots Alliance Inc	41,700	1,420
Walmart Inc	80,731	11,201

		114,439

Energy — 1.5%
Antero Midstream	16,900	97
Apache Corp	22,274	185
Baker Hughes a GE Co, Cl A	38,700	572
Cabot Oil & Gas Corp	23,065	410
Cheniere Energy *	13,600	651
Chevron Corp	111,534	7,752
Cimarex Energy Co	5,900	150
Concho Resources Inc	11,500	477
ConocoPhillips	62,600	1,792
Continental Resources Inc/OK	3,600	43
Devon Energy Corp	22,500	201
Diamondback Energy Inc	9,300	241
EOG Resources	33,400	1,144
EQT Corp	15,000	227
Equitrans Midstream Corp	24,000	174
Exxon Mobil Corp	245,072	7,994
Halliburton Co	51,600	622
Helmerich & Payne Inc	6,200	92
Hess Corp	16,200	603
HollyFrontier	8,800	163
Kinder Morgan Inc/DE	111,766	1,330
Marathon Oil Corp	46,422	184
Marathon Petroleum Corp	36,900	1,089
Murphy Oil Corp	8,600	66
National Oilwell Varco Inc	22,800	192
Occidental Petroleum Corp	47,800	436
ONEOK Inc	25,800	748
Parsley Energy Inc, Cl A	17,700	177
Phillips 66	25,000	1,167
Pioneer Natural Resources Co	9,700	772
Schlumberger Ltd	79,600	1,189
Targa Resources Corp	13,600	218
Valero Energy Corp	24,000	927
Williams	69,800	1,339
WPX Energy Inc *	23,700	109

		33,533

Financials — 7.9%
Affiliated Managers Group	2,800	211
Aflac Inc	40,800	1,385
AGNC Investment Corp ‡	30,992	433
Alleghany Corp	800	438

12	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp/The	18,083	$1,605
Ally Financial Inc	21,966	586
American Express Co	37,800	3,449
American Financial Group Inc/OH	4,343	325
American International Group Inc	49,600	1,562
American National Group	400	28
Ameriprise Financial Inc	6,900	1,110
Annaly Capital Management Inc ‡	80,649	572
Aon, Cl A	9,563	1,760
Apollo Global Management, Cl A	10,000	369
Arch Capital Group Ltd *	23,200	701
Ares Management, Cl A	5,800	245
Arthur J Gallagher & Co	10,800	1,120
Associated Banc-Corp	8,900	122
Assurant Inc	3,535	440
Assured Guaranty Ltd	4,900	125
Athene Holding Ltd, Cl A *	6,840	219
Axis Capital Holdings Ltd	4,900	209
Bank of America Corp	448,100	10,620
Bank of Hawaii Corp	2,300	139
Bank of New York Mellon Corp/The	46,100	1,584
Bank OZK	7,200	178
Berkshire Hathaway Inc, Cl B *	111,109	22,433
BlackRock Inc, Cl A	8,473	5,077
BOK Financial Corp	1,800	106
Brighthouse Financial Inc *	5,783	191
Brown & Brown Inc	13,900	605
Capital One Financial Corp	26,300	1,922
Carlyle Group	6,900	172
Cboe Global Markets Inc	6,400	520
Charles Schwab Corp/The	83,680	3,440
Chubb	26,200	3,404
Cincinnati Financial Corp	8,800	622
Citigroup	120,900	5,008
Citizens Financial Group Inc	25,100	684
CME Group Inc, Cl A	20,700	3,120
CNA Financial Corp	1,400	42
Comerica	8,200	373
Commerce Bancshares Inc/MO	5,949	370
Credit Acceptance Corp *	572	171
Cullen/Frost Bankers Inc	3,300	232
Discover Financial Services	17,600	1,144
East West Bancorp	8,271	302
Eaton Vance Corp	6,485	388
Equitable Holdings	23,959	515
Erie Indemnity Co, Cl A	1,500	349
Evercore Inc, Cl A	2,300	183
Everest Re Group Ltd	2,200	434
FactSet Research Systems Inc	2,172	666
Fidelity National Financial Inc	16,200	507
Fifth Third Bancorp	41,900	973
First American Financial	6,400	285

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Citizens BancShares, Cl A	349	$161
First Hawaiian Inc	7,600	131
First Horizon National Corp	32,100	334
First Republic Bank/CA	9,741	1,229
FNB Corp/PA	19,000	144
Franklin Resources Inc	15,939	299
Globe Life	6,200	503
Goldman Sachs Group Inc/The	19,114	3,613
Hanover Insurance Group Inc/The	2,200	210
Hartford Financial Services Group Inc/The	21,100	813
Huntington Bancshares Inc/OH	59,500	621
Interactive Brokers Group, Cl A	4,200	200
Intercontinental Exchange Inc	31,435	2,967
Invesco Ltd	22,200	291
Jefferies Financial Group	13,300	259
JPMorgan Chase & Co	175,570	17,213
Kemper Corp	3,600	222
KeyCorp	57,200	742
KKR	30,500	1,042
Lazard Ltd, Cl A (A)	5,900	199
LendingTree Inc *	453	147
Lincoln National	11,373	399
Loews	14,143	490
LPL Financial Holdings Inc	4,600	368
M&T Bank Corp	7,500	777
Markel *	800	746
MarketAxess Holdings Inc	2,159	1,163
Marsh & McLennan Cos Inc	29,224	3,023
Mercury General	1,300	53
MetLife	44,400	1,681
MGIC Investment Corp	19,900	200
Moody’s Corp	9,400	2,471
Morgan Stanley	76,961	3,706
Morningstar Inc	1,237	235
MSCI Inc, Cl A	4,700	1,644
Nasdaq Inc	6,734	815
New Residential Investment Corp ‡	24,400	183
New York Community Bancorp Inc	26,500	220
Northern Trust Corp	11,300	884
Old Republic International Corp	16,700	272
OneMain Holdings, Cl A	3,800	133
PacWest Bancorp	6,900	133
People’s United Financial Inc	24,900	266
Pinnacle Financial Partners Inc	4,353	199
PNC Financial Services Group Inc/The	24,700	2,763
Popular Inc	5,100	215
Primerica Inc	2,300	254
Principal Financial Group Inc	16,000	628
Progressive Corp/The	33,700	3,097
Prosperity Bancshares Inc	5,300	292
Prudential Financial Inc	22,800	1,460
Raymond James Financial Inc	7,200	550

Adviser Managed Trust / Quarterly Report / October 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regions Financial Corp	56,600	$753
Reinsurance Group of America Inc, Cl A	4,000	404
RenaissanceRe Holdings Ltd	2,862	463
Rocket, Cl A *	5,600	102
S&P Global Inc	13,955	4,504
Santander Consumer USA Holdings Inc	3,700	75
Signature Bank/New York NY	3,100	250
SLM Corp	22,000	202
Starwood Property Trust Inc ‡	16,100	225
State Street Corp	20,100	1,184
Sterling Bancorp/DE	11,400	153
SVB Financial Group *	2,974	865
Synchrony Financial	34,300	858
Synovus Financial Corp	8,600	224
T Rowe Price Group	13,100	1,659
TCF Financial	8,900	242
TFS Financial Corp	2,400	38
Tradeweb Markets, Cl A	4,800	261
Travelers Cos Inc/The	14,600	1,762
Truist Financial	78,500	3,306
Umpqua Holdings	13,000	163
Unum Group	12,000	212
US Bancorp	79,200	3,085
Virtu Financial Inc, Cl A	3,700	79
Voya Financial Inc	7,400	355
Webster Financial Corp	5,274	170
Wells Fargo & Co	218,100	4,678
Western Alliance Bancorp	5,800	239
White Mountains Insurance Group Ltd	122	111
Willis Towers Watson PLC	11,569	2,111
Wintrust Financial Corp	3,400	167
WR Berkley Corp	8,161	491
Zions Bancorp NA	9,501	307

		174,131

Health Care — 11.2%
10X Genomics, Cl A *	3,200	438
Abbott Laboratories	100,400	10,553
AbbVie Inc	102,000	8,680
ABIOMED Inc *	2,527	637
Acadia Healthcare Co Inc *	5,200	185
ACADIA Pharmaceuticals Inc *	6,400	297
Acceleron Pharma Inc *	2,900	303
Adaptive Biotechnologies *	4,200	194
Agilent Technologies Inc	17,900	1,827
Agios Pharmaceuticals *	3,600	144
Alexion Pharmaceuticals Inc *	12,200	1,405
Align Technology Inc *	4,470	1,905
Alnylam Pharmaceuticals Inc *	6,700	824
Amedisys Inc *	1,800	466
AmerisourceBergen Corp, Cl A	8,600	826
Amgen Inc	34,091	7,396
Anthem Inc	14,639	3,994

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avantor *	26,397	$614
Baxter International Inc	29,610	2,297
Becton Dickinson and Co	15,967	3,690
Biogen Inc *	9,176	2,313
BioMarin Pharmaceutical Inc *	10,600	789
Bio-Rad Laboratories Inc, Cl A *	1,157	678
Bio-Techne Corp	2,175	549
Bluebird Bio Inc *	3,800	197
Boston Scientific Corp *	82,400	2,824
Bristol-Myers Squibb Co	131,100	7,663
Bruker Corp	6,100	259
Cardinal Health	17,200	788
Catalent Inc *	9,000	790
Centene Corp *	33,300	1,968
Cerner Corp	17,400	1,220
Change Healthcare *	14,300	202
Charles River Laboratories International Inc *	2,848	648
Chemed Corp	915	438
Cigna Corp	20,938	3,496
Cooper Cos Inc/The	2,854	911
CVS Health	75,700	4,246
Danaher Corp	36,264	8,324
DaVita Inc *	4,843	418
DENTSPLY SIRONA Inc	12,900	609
DexCom Inc *	5,363	1,714
Edwards Lifesciences Corp *	35,900	2,574
Elanco Animal Health Inc *	23,526	730
Eli Lilly	48,900	6,380
Encompass Health Corp	5,700	349
Envista Holdings *	9,400	248
Exact Sciences *	8,482	1,050
Exelixis Inc *	17,900	367
Gilead Sciences Inc	72,700	4,228
Global Blood Therapeutics Inc *	3,400	180
Globus Medical Inc, Cl A *	4,400	229
Guardant Health *	4,343	463
Haemonetics Corp *	2,900	293
HCA Healthcare Inc	15,442	1,914
Henry Schein Inc *	8,400	534
Hill-Rom Holdings Inc	3,900	355
Hologic Inc *	14,600	1,005
Horizon Therapeutics *	11,472	860
Humana	7,672	3,063
ICU Medical Inc *	1,142	203
IDEXX Laboratories *	4,900	2,082
Illumina Inc *	8,478	2,482
Incyte *	10,700	927
Insulet Corp *	3,738	831
Integra LifeSciences Holdings Corp *	4,200	185
Intuitive Surgical Inc *	6,647	4,434
Ionis Pharmaceuticals Inc *	7,644	359
Iovance Biotherapeutics Inc *	8,000	285

14	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IQVIA Holdings Inc *	11,000	$1,694
Johnson & Johnson	152,923	20,967
Laboratory Corp of America Holdings *	5,500	1,099
Livongo Health *	3,200	408
Masimo *	2,842	636
McKesson Corp	9,300	1,372
Medtronic PLC	78,000	7,844
Merck & Co Inc	146,700	11,033
Mettler-Toledo International Inc *	1,367	1,364
Moderna Inc *	15,800	1,066
Molina Healthcare Inc *	3,439	641
Mylan NV *	30,397	442
Nektar Therapeutics, Cl A *	10,200	162
Neurocrine Biosciences Inc *	5,400	533
Novocure Ltd *	5,600	684
Penumbra Inc *	1,932	504
PerkinElmer Inc	6,300	816
Pfizer Inc	322,267	11,434
PPD *	7,200	237
PRA Health Sciences *	3,700	361
Premier Inc, Cl A	3,600	118
QIAGEN NV *	13,200	626
Quest Diagnostics Inc	7,600	928
Quidel Corp *	2,170	582
Reata Pharmaceuticals Inc, Cl A *	1,372	160
Regeneron Pharmaceuticals Inc *	5,605	3,047
Repligen Corp *	3,100	516
ResMed	8,238	1,581
Royalty Pharma, Cl A	5,000	184
Sage Therapeutics *	3,000	220
Sarepta Therapeutics *	4,421	601
Seagen *	6,950	1,159
STERIS PLC	4,900	868
Stryker Corp	20,000	4,040
Syneos Health Inc, Cl A *	3,700	196
Tandem Diabetes Care Inc *	3,400	371
Teladoc Health Inc *	4,037	793
Teleflex Inc	2,641	840
Thermo Fisher Scientific	22,879	10,825
United Therapeutics Corp *	2,600	349
UnitedHealth Group Inc	54,761	16,710
Universal Health Services Inc, Cl B	4,300	471
Varian Medical Systems Inc *	5,160	892
Veeva Systems Inc, Cl A *	7,759	2,095
Vertex Pharmaceuticals Inc *	15,100	3,146
Waters Corp *	3,564	794
West Pharmaceutical Services Inc	4,234	1,152
Zimmer Biomet Holdings Inc	11,900	1,572
Zoetis Inc, Cl A	27,564	4,370

		246,832

Industrials — 6.9%
3M	32,700	5,231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
A O Smith	7,800	$403
Acuity Brands Inc	2,300	205
ADT Inc	5,400	36
AECOM *	9,000	404
AGCO	3,661	282
Air Lease Corp, Cl A	6,279	171
Alaska Air Group Inc	7,100	269
Allegion PLC	5,400	532
Allison Transmission Holdings Inc	6,600	239
AMERCO	462	160
American Airlines Group Inc	29,094	328
AMETEK Inc	13,200	1,296
Armstrong World Industries Inc	2,800	168
Axon Enterprise Inc *	3,600	356
AZEK, Cl A *	2,400	80
Boeing	30,900	4,462
BWX Technologies Inc, Cl W	5,600	308
Carlisle Cos Inc	3,200	396
Carrier Global	50,021	1,670
Caterpillar Inc	31,341	4,922
CH Robinson Worldwide Inc	7,800	690
Cintas Corp	5,142	1,617
Clean Harbors Inc *	3,000	159
Colfax *	5,800	158
Copart *	11,700	1,291
CoreLogic Inc/United States	4,700	362
CoStar Group Inc *	2,282	1,879
Crane Co	2,900	147
CSX Corp	44,500	3,513
Cummins Inc	8,600	1,891
Curtiss-Wright Corp	2,400	202
Deere	16,255	3,672
Delta Air Lines Inc	36,500	1,118
Donaldson Co Inc	7,500	356
Dover Corp	8,446	935
Dun & Bradstreet Holdings *	5,000	129
Emerson Electric	34,600	2,242
Equifax Inc	7,100	970
Expeditors International of Washington Inc	9,400	831
Fastenal Co	32,900	1,422
FedEx Corp	14,060	3,648
Flowserve Corp	7,700	224
Fortive Corp	16,900	1,041
Fortune Brands Home & Security Inc	8,100	655
FTI Consulting Inc *	2,100	207
Gates Industrial Corp PLC *	2,200	24
Generac Holdings *	3,600	757
General Dynamics Corp	14,748	1,937
General Electric Co	501,839	3,724
Graco Inc	9,700	600
GrafTech International Ltd	3,300	22
HD Supply Holdings Inc *	9,495	378

Adviser Managed Trust / Quarterly Report / October 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HEICO Corp	2,600	$273
HEICO Corp, Cl A	4,600	430
Hexcel Corp	4,900	164
Honeywell International Inc	40,600	6,697
Howmet Aerospace	23,200	400
Hubbell Inc, Cl B	3,200	466
Huntington Ingalls Industries Inc	2,300	339
IAA *	7,879	446
IDEX	4,449	758
IHS Markit Ltd	23,100	1,868
Illinois Tool Works Inc	18,194	3,564
Ingersoll Rand *	20,400	713
ITT Inc	5,047	305
Jacobs Engineering Group	7,400	703
JB Hunt Transport Services Inc	4,928	600
JetBlue Airways Corp *	15,900	190
Johnson Controls International plc	43,300	1,828
Kansas City Southern	5,400	951
Kirby Corp *	3,500	135
Knight-Swift Transportation Holdings Inc, Cl A	7,400	281
L3Harris Technologies	12,469	2,009
Landstar System Inc	2,200	274
Lennox International Inc	2,053	558
Lincoln Electric Holdings Inc	3,333	339
Lockheed Martin Corp	14,404	5,043
Lyft, Cl A *	14,000	320
Macquarie Infrastructure Corp	4,300	111
ManpowerGroup Inc	3,433	233
Masco Corp	15,500	831
Mercury Systems Inc *	3,200	220
Middleby Corp/The *	3,200	319
MSA Safety Inc	2,100	277
MSC Industrial Direct Co Inc, Cl A	2,600	181
Nielsen Holdings PLC	21,000	284
Nordson Corp	3,400	658
Norfolk Southern	14,765	3,088
Northrop Grumman Corp	9,038	2,619
nVent Electric PLC	9,100	164
Old Dominion Freight Line Inc	5,700	1,085
Oshkosh Corp	4,000	269
Otis Worldwide	23,500	1,440
Owens Corning	6,300	412
PACCAR Inc	19,700	1,682
Parker-Hannifin Corp	7,336	1,529
Quanta Services Inc	8,100	506
Raytheon Technologies	82,800	4,498
Regal Beloit Corp	2,400	237
Republic Services Inc, Cl A	12,328	1,087
Robert Half International Inc	6,600	335
Rockwell Automation Inc	6,742	1,599
Rollins Inc	8,700	503
Roper Technologies	6,057	2,249

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryder System Inc	3,100	$153
Schneider National Inc, Cl B	3,500	77
Sensata Technologies Holding PLC *	9,100	398
Snap-on	3,200	504
Southwest Airlines Co	33,900	1,340
Spirit AeroSystems Holdings Inc, Cl A	6,200	113
Stanley Black & Decker Inc	9,000	1,496
Stericycle Inc *	5,358	334
Teledyne Technologies *	2,051	634
Textron Inc	13,400	480
Timken Co/The	3,700	221
Toro	6,300	517
Trane Technologies	13,739	1,824
TransDigm Group	2,979	1,422
TransUnion	11,200	892
Trex Co Inc *	6,800	473
Trinity Industries	5,300	100
Uber Technologies *	80,400	2,686
Union Pacific Corp	39,449	6,990
United Continental Holdings Inc *	17,111	579
United Parcel Service Inc, Cl B	40,835	6,416
United Rentals Inc *	4,239	756
Univar Solutions *	9,800	163
Valmont Industries Inc	1,247	177
Verisk Analytics, Cl A	9,254	1,647
Vertiv Holdings, Cl A	12,900	228
Virgin Galactic Holdings *	2,938	51
Waste Management Inc	24,500	2,644
Watsco Inc	1,939	435
Westinghouse Air Brake Technologies	10,700	634
Woodward	3,300	262
WW Grainger Inc	2,624	918
XPO Logistics Inc *	5,300	477
Xylem Inc/NY	10,500	915

		151,745

Information Technology — 21.7%
2U Inc *	4,000	147
Adobe Inc *	27,907	12,477
Advanced Micro Devices Inc *	67,800	5,105
Akamai Technologies Inc *	9,400	894
Alliance Data Systems Corp	2,800	144
Alteryx Inc, Cl A *	3,083	386
Amdocs Ltd	7,800	440
Amphenol Corp, Cl A	16,736	1,888
Analog Devices Inc	13,627	1,615
Anaplan Inc *	7,700	426
ANSYS Inc *	4,924	1,499
Apple	936,364	101,933
Applied Materials Inc	53,400	3,163
Arista Networks Inc *	3,438	718
Arrow Electronics Inc *	4,600	358
Aspen Technology Inc *	4,000	439

16	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlassian Corp PLC, Cl A *	7,400	$1,418
Autodesk Inc *	12,600	2,968
Automatic Data Processing Inc	24,800	3,917
Avalara *	4,735	706
Avnet Inc	5,800	143
Bill.com Holdings *	3,200	320
Black Knight Inc *	8,500	748
Booz Allen Hamilton Holding, Cl A	7,800	612
Broadcom Inc	22,656	7,921
Broadridge Financial Solutions Inc	6,700	922
CACI International Inc, Cl A *	1,500	313
Cadence Design Systems Inc *	15,935	1,743
CDK Global Inc	7,200	310
CDW Corp/DE	8,340	1,022
Ceridian HCM Holding Inc *	6,200	535
Ciena Corp *	9,000	355
Cirrus Logic Inc *	3,400	234
Cisco Systems Inc	245,947	8,829
Citrix Systems	6,997	793
Cloudflare, Cl A *	6,400	333
Cognex Corp	9,700	639
Cognizant Technology Solutions Corp, Cl A	31,500	2,250
Coherent Inc *	1,400	175
CommScope Holding Co Inc *	11,400	101
Corning	43,200	1,381
Coupa Software Inc *	3,863	1,034
Cree *	6,400	407
Crowdstrike Holdings, Cl A *	8,900	1,102
CyberArk Software *	600	59
Datadog, Cl A *	8,600	780
Dell Technologies Inc, Cl C *	14,800	892
DocuSign, Cl A *	10,356	2,094
Dolby Laboratories Inc, Cl A	3,700	278
Dropbox, Cl A *	14,485	264
DXC Technology Co	14,900	274
Dynatrace *	10,221	361
EchoStar Corp, Cl A *	2,800	65
Elastic *	3,200	325
Enphase Energy Inc *	6,200	608
Entegris Inc	7,900	591
EPAM Systems Inc *	3,100	958
Euronet Worldwide Inc *	3,000	267
Everbridge Inc *	2,049	214
F5 Networks Inc *	3,540	471
Fair Isaac Corp *	1,600	626
Fastly, Cl A *	4,300	273
Fidelity National Information Services Inc	35,900	4,473
FireEye Inc *	12,900	179
First Solar *	4,900	427
Fiserv Inc *	32,500	3,103
Five9 *	3,600	546
FleetCor Technologies Inc *	4,700	1,038

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FLIR Systems Inc	7,700	$267
Fortinet Inc *	7,546	833
Gartner Inc *	5,134	617
Genpact Ltd	11,079	381
Global Payments	17,369	2,740
Globant *	2,163	391
GoDaddy Inc, Cl A *	9,700	686
Guidewire Software Inc *	4,900	471
Hewlett Packard Enterprise Co	76,000	657
HP Inc	82,500	1,482
HubSpot Inc *	2,400	696
Inphi Corp *	2,800	391
Intel Corp	246,125	10,898
International Business Machines Corp	51,627	5,765
Intuit Inc	14,640	4,607
IPG Photonics Corp *	2,054	382
Jabil Inc	8,699	288
Jack Henry & Associates	4,459	661
Juniper Networks Inc	19,351	382
Keysight Technologies *	10,700	1,122
KLA	9,049	1,784
Lam Research Corp	8,359	2,859
Leidos Holdings Inc	7,900	656
Littelfuse Inc	1,371	271
Lumentum Holdings *	4,400	364
Manhattan Associates Inc *	3,700	316
Marvell Technology Group Ltd	37,900	1,422
Mastercard Inc, Cl A	51,230	14,787
Maxim Integrated Products Inc	29,393	2,047
Medallia *	4,800	137
Microchip Technology Inc	13,800	1,450
Micron Technology Inc *	64,805	3,262
Microsoft Corp	434,492	87,972
MKS Instruments Inc	3,200	347
MongoDB, Cl A *	2,913	666
Monolithic Power Systems Inc	2,512	803
Motorola Solutions Inc	9,852	1,557
National Instruments Corp	7,559	236
NCR Corp *	7,500	152
NetApp Inc	13,000	571
New Relic Inc *	3,000	182
NortonLifeLock	31,100	640
Nuance Communications Inc *	16,509	527
Nutanix Inc, Cl A *	10,500	256
NVIDIA Corp	34,200	17,147
Okta, Cl A *	6,537	1,372
ON Semiconductor Corp *	23,900	600
Oracle Corp	111,667	6,266
PagerDuty *	4,000	108
Palo Alto Networks Inc *	5,500	1,217
Paychex Inc	18,436	1,516
Paycom Software Inc *	2,859	1,041

Adviser Managed Trust / Quarterly Report / October 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paylocity Holding Corp *	2,045	$379
PayPal Holdings *	68,051	12,666
Pegasystems Inc	2,300	267
Pluralsight Inc, Cl A *	5,500	86
Proofpoint Inc *	3,300	316
PTC Inc *	6,100	512
Pure Storage Inc, Cl A *	14,200	229
Qorvo Inc *	6,544	833
QUALCOMM Inc	65,204	8,044
RealPage Inc *	5,200	290
RingCentral, Cl A *	4,549	1,175
Sabre Corp	16,200	106
salesforce.com Inc *	50,300	11,683
Science Applications International	3,400	260
ServiceNow Inc *	10,970	5,458
Skyworks Solutions Inc	9,643	1,362
Slack Technologies, Cl A *	22,100	565
Smartsheet, Cl A *	6,504	324
SolarEdge Technologies *	2,855	736
SolarWinds Corp *	2,300	47
Splunk *	9,141	1,810
Square Inc, Cl A *	21,300	3,299
SS&C Technologies Holdings	13,200	782
StoneCo, Cl A *	10,500	552
Switch, Cl A	4,300	60
SYNNEX Corp	2,400	316
Synopsys Inc *	8,600	1,839
Teradata Corp *	6,500	119
Teradyne Inc	9,700	852
Texas Instruments Inc	53,300	7,707
Trade Desk Inc/The, Cl A *	2,400	1,359
Trimble Inc *	14,656	705
Twilio, Cl A *	7,835	2,186
Tyler Technologies Inc *	2,279	876
Ubiquiti	457	85
Universal Display Corp	2,515	499
VeriSign Inc *	5,957	1,136
ViaSat Inc *	3,400	115
Visa Inc, Cl A	97,920	17,793
VMware, Cl A *	4,658	600
Vontier *	7,000	201
Western Digital Corp	17,700	668
Western Union Co/The	24,100	468
WEX Inc *	2,517	319
Workday Inc, Cl A *	9,949	2,090
Xerox Holdings	10,600	184
Xilinx	14,222	1,688
Zebra Technologies Corp, Cl A *	3,000	851
Zendesk Inc *	6,700	743
Zoom Video Communications, Cl A *	9,700	4,471

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zscaler Inc *	4,100	$557

		478,545

Materials — 2.2%
Air Products & Chemicals Inc	12,800	3,536
Albemarle Corp	6,200	578
Amcor	92,600	966
AptarGroup Inc	3,800	434
Ardagh Group SA, Cl A	900	15
Ashland Global Holdings Inc	3,300	230
Avery Dennison	4,900	678
Axalta Coating Systems Ltd *	12,400	311
Ball	18,522	1,648
Berry Global Group Inc *	7,773	362
Cabot Corp	3,300	125
Celanese Corp, Cl A	6,900	783
CF Industries Holdings Inc	12,609	348
Chemours Co/The	9,600	193
Corteva	43,100	1,421
Crown Holdings Inc *	7,600	652
Dow Inc	42,900	1,952
DuPont de Nemours	42,800	2,435
Eagle Materials Inc	2,400	205
Eastman Chemical Co	8,000	647
Ecolab Inc	14,500	2,662
Element Solutions Inc *	12,800	150
FMC Corp	7,642	785
Freeport-McMoRan	83,400	1,446
Graphic Packaging Holding Co	16,400	218
Huntsman Corp	11,800	287
International Flavors & Fragrances Inc	6,300	647
International Paper Co	22,500	984
Linde	30,529	6,727
LyondellBasell Industries NV, Cl A	14,600	999
Martin Marietta Materials	3,654	973
Mosaic Co/The	20,300	376
NewMarket Corp	348	125
Newmont	46,700	2,935
Nucor Corp	17,700	845
Olin Corp	8,400	139
Packaging Corp of America	5,500	630
PPG Industries Inc	13,726	1,781
Reliance Steel & Aluminum Co	3,700	403
Royal Gold Inc	3,900	463
RPM International Inc	7,542	639
Scotts Miracle-Gro Co/The, Cl A	2,400	360
Sealed Air Corp	9,200	364
Sherwin-Williams Co/The	4,800	3,302
Silgan Holdings	4,673	161
Sonoco Products Co	5,900	288
Southern Copper Corp	4,900	257
Steel Dynamics	11,919	375
Valvoline Inc	10,900	214

18	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vulcan Materials	7,600	$1,101
W R Grace	3,300	144
Westlake Chemical	1,960	133
Westrock	15,078	566

		48,998

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	7,200	1,091
American Campus Communities Inc ‡	8,100	303
American Homes 4 Rent, Cl A ‡	15,296	432
American Tower, Cl A ‡	25,615	5,883
Americold Realty Trust ‡	11,800	428
Apartment Investment & Management, Cl A ‡	8,690	277
Apple Hospitality Inc ‡	12,300	122
AvalonBay Communities Inc ‡	8,100	1,127
Boston Properties Inc ‡	9,127	661
Brandywine Realty Trust ‡	9,900	87
Brixmor Property Group Inc ‡	17,400	191
Brookfield Property Inc, Cl A ‡	2,800	41
Camden Property Trust ‡	5,600	517
CBRE Group Inc, Cl A *	19,600	988
CoreSite Realty Corp	2,400	286
Corporate Office Properties Trust ‡	6,600	148
Cousins Properties ‡	8,674	221
Crown Castle International Corp	24,048	3,756
CubeSmart ‡	11,400	387
CyrusOne Inc ‡	6,800	483
Digital Realty Trust Inc ‡	15,546	2,243
Douglas Emmett Inc ‡	9,800	231
Duke Realty Corp ‡	21,700	824
Empire State Realty Trust Inc, Cl A ‡	7,100	38
EPR Properties ‡	4,574	109
Equinix Inc	5,045	3,689
Equity Commonwealth ‡	6,888	182
Equity LifeStyle Properties Inc ‡	10,200	604
Equity Residential ‡	21,000	987
Essex Property Trust Inc ‡	3,675	752
Extra Space Storage Inc ‡	7,400	858
Federal Realty Investment Trust ‡	4,400	303
First Industrial Realty Trust Inc ‡	7,400	295
Gaming and Leisure Properties Inc ‡	12,115	440
Healthcare Trust of America Inc, Cl A ‡	12,800	311
Healthpeak Properties ‡	31,724	856
Highwoods Properties Inc ‡	6,100	182
Host Hotels & Resorts Inc ‡	41,147	431
Howard Hughes Corp/The *	2,300	143
Hudson Pacific Properties Inc ‡	8,800	170
Invitation Homes Inc ‡	32,100	875
Iron Mountain ‡	16,803	438
JBG SMITH Properties ‡	7,200	168
Jones Lang LaSalle Inc	3,000	339
Kilroy Realty Corp ‡	6,800	320
Kimco Realty ‡	24,300	249

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamar Advertising Co, Cl A ‡	5,100	$316
Life Storage Inc ‡	2,730	312
Medical Properties Trust Inc ‡	30,587	545
Mid-America Apartment Communities ‡	6,700	781
National Retail Properties ‡	10,100	323
Omega Healthcare Investors Inc ‡	13,200	380
Outfront Media Inc ‡	8,500	111
Paramount Group Inc ‡	9,200	53
Park Hotels & Resorts ‡	14,100	140
Prologis Inc	42,600	4,226
Public Storage ‡	8,700	1,993
Rayonier Inc ‡	8,000	203
Realty Income Corp ‡	19,700	1,140
Regency Centers Corp ‡	9,900	352
Rexford Industrial Realty ‡	6,800	316
SBA Communications Corp, Cl A	6,400	1,858
Simon Property Group Inc ‡	17,300	1,087
SL Green Realty Corp ‡	4,100	176
Spirit Realty Capital Inc ‡	6,100	183
STORE Capital Corp ‡	13,200	339
Sun Communities Inc ‡	5,700	785
Taubman Centers Inc ‡	3,500	117
UDR Inc ‡	17,200	537
Ventas Inc ‡	22,000	868
VEREIT Inc ‡	63,584	394
VICI Properties Inc ‡	31,400	721
Vornado Realty Trust ‡	10,375	319
Weingarten Realty Investors ‡	7,100	113
Welltower ‡	24,000	1,290
Weyerhaeuser Co ‡	42,800	1,168
WP Carey Inc ‡	10,100	632

		55,244

Utilities — 2.4%
AES Corp/VA	38,897	758
Alliant Energy Corp	14,700	813
Ameren Corp	14,100	1,144
American Electric Power Co Inc	28,927	2,601
American Water Works	10,500	1,580
Atmos Energy Corp	7,100	651
Avangrid Inc	3,300	163
CenterPoint Energy	29,708	628
CMS Energy Corp	16,800	1,064
Consolidated Edison Inc	19,300	1,515
Dominion Energy Inc	48,500	3,896
DTE Energy	11,000	1,358
Duke Energy	42,500	3,915
Edison International	20,500	1,149
Entergy Corp	11,500	1,164
Essential Utilities	13,200	544
Evergy Inc	13,300	734
Eversource Energy	19,900	1,737
Exelon Corp	56,700	2,262

Adviser Managed Trust / Quarterly Report / October 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy Corp	31,900	$948
Hawaiian Electric Industries	6,300	208
IDACORP Inc	3,000	263
MDU Resources Group	11,700	278
National Fuel Gas	4,900	196
NextEra Energy	113,372	8,300
NiSource Inc	22,552	518
NRG Energy Inc	14,300	452
OGE Energy	11,774	362
PG&E *	76,112	728
Pinnacle West Capital Corp	6,600	538
PPL Corp	44,200	1,215
Public Service Enterprise Group	29,400	1,710
Sempra Energy	16,700	2,093
Southern Co/The	61,000	3,504
UGI Corp	12,200	395
Vistra	28,750	499
WEC Energy Group	18,200	1,830
Xcel Energy Inc	30,426	2,131

		53,844

		1,761,715

Total Common Stock (Cost $2,066,022) ($ Thousands)		2,051,886

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG (B)	1,314	68
FUCHS PETROLUB SE (B)	1,607	83
Henkel AG & Co KGaA (B)	3,780	368
Porsche Automobil Holding SE (B)	3,440	184
Sartorius AG (B)	750	317
Volkswagen AG (B)	3,964	578

		1,598

Total Preferred Stock (Cost $1,683) ($ Thousands)		1,598

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
SPDR S&P 500 Trust	752	245

Total Exchange Traded Fund (Cost $100) ($ Thousands)		245

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%

Singapore — 0.0%
MapleTree Logistics, Expires 11/10/2020*	1,159	$–

United Kingdom — 0.0%
Rolls-Royce Holdings, Expires 11/11/2020*	146,030	74

United States — 0.0%
Newstar Financial *^(C)	3,841	–
Tobira Therapeutics, Expires 12/31/2028*(C)	970	–

		–

Total Rights (Cost $91) ($ Thousands)		74

	Number of Warrants

WARRANTS — 0.0%

United States — 0.0%
Occidental Petroleum, Expires 08/06/27 *	1	–

Total Warrants (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

CORPORATE OBLIGATION — 0.0%

United States — 0.0%
Calamos Asset Management (Escrow)
0.000%, 03/01/2023	$2	–

Total Corporate Obligation (Cost $—) ($ Thousands)		–

Total Investments — 93.0% (Cost $2,067,896) ($ Thousands)		$2,053,803

20	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Equity Fund (Continued)

A list of the open futures contracts held by the Fund at October 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	38	Dec-2020	$3,567	$3,389	$(178)
MSCI Emerging Markets	1,441	Dec-2020	78,053	79,392	1,339
NASDAQ 100 Index E-MINI	3	Dec-2020	663	663	–
Russell 2000 Index E-MINI	1,023	Dec-2020	77,098	78,607	1,509
S&P 500 Index E-MINI	32	Dec-2020	5,352	5,224	(128)
S&P Mid Cap 400 Index E-MINI	3	Dec-2020	555	568	13

			$165,288	$167,843	$2,555

Percentages are based on a Net Assets of $2,208,879 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

^	Expiration date unavailable.

(A)	Security is a Master Limited Partnership. At October 31, 2020, such securities amounted to $199 ($ Thousands), or 0.00% of Net Assets.

(B)	There is currently no rate available.

(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

LTD — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of the level of inputs used as of October 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	2,051,886	–	–	2,051,886
Preferred Stock	1,598	–	–	1,598
Exchange Traded Fund	245	–	–	245
Rights	74	–	–(2)	74
Warrants	–	–(2)	–	–
Corporate Obligation	–	–(2)	–	–

Total Investments in Securities	2,053,803	–	–	2,053,803

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	2,861	—	—	2,861
Unrealized Depreciation	(306)	—	—	(306)

Total Other Financial Instruments	2,555	—	—	2,555

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $0.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / October 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 34.1%
U.S. Treasury Bonds
4.250%, 05/15/2039	$1,000	$1,496
3.625%, 02/15/2044	6,500	9,247
3.375%, 11/15/2048	8,000	11,277
3.125%, 05/15/2048	2,500	3,366
3.000%, 11/15/2044	2,000	2,599
3.000%, 02/15/2047	2,500	3,279
3.000%, 02/15/2048	8,000	10,531
3.000%, 02/15/2049	2,500	3,307
2.875%, 05/15/2043	2,500	3,176
2.750%, 08/15/2042	5,000	6,226
2.750%, 11/15/2042	2,000	2,488
2.500%, 02/15/2045	2,500	2,990
2.500%, 02/15/2046	8,000	9,587
2.375%, 11/15/2049	5,000	5,888
2.250%, 08/15/2049	3,500	4,016
2.000%, 02/15/2050	1,800	1,959
1.375%, 08/15/2050	2,000	1,877
1.250%, 05/15/2050	1,500	1,363
1.125%, 05/15/2040	15,000	14,311
1.125%, 08/15/2040	3,000	2,854
U.S. Treasury Notes
3.125%, 11/15/2028	10,000	11,879
2.875%, 09/30/2023	20,000	21,554
2.750%, 11/15/2023	5,000	5,385
2.625%, 01/31/2026	5,000	5,573
2.625%, 02/15/2029	2,000	2,303
2.500%, 08/15/2023	5,000	5,320
2.500%, 01/31/2024	20,000	21,475
2.500%, 05/15/2024	20,000	21,584
2.375%, 08/15/2024	5,000	5,397
2.375%, 05/15/2027	3,000	3,346
2.250%, 04/15/2022	2,000	2,061
2.250%, 11/15/2024	5,000	5,392
2.250%, 11/15/2025	10,000	10,927
2.250%, 08/15/2027	2,000	2,219
2.125%, 03/31/2024	5,000	5,321
2.125%, 05/15/2025	5,000	5,401
2.000%, 02/15/2022	5,000	5,120
2.000%, 10/31/2022	5,000	5,184
2.000%, 11/30/2022	10,000	10,381
2.000%, 02/15/2025	5,000	5,358
2.000%, 08/15/2025	10,000	10,772
2.000%, 11/15/2026	10,000	10,879
1.750%, 05/15/2023	20,000	20,794
1.625%, 05/15/2026	10,000	10,631
1.625%, 11/30/2026	2,500	2,664
1.625%, 08/15/2029	5,000	5,362
1.500%, 08/15/2022	5,000	5,120
1.500%, 01/15/2023	10,000	10,294
1.500%, 08/15/2026	3,000	3,172
1.500%, 01/31/2027	5,000	5,293

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 02/15/2030	$3,900	$4,140
1.375%, 02/15/2023	20,000	20,550
1.125%, 02/28/2025	15,000	15,522
0.625%, 05/15/2030	5,000	4,902
0.625%, 08/15/2030	3,000	2,934
0.500%, 03/15/2023	8,000	8,062
0.500%, 06/30/2027	5,000	4,969
0.375%, 09/30/2027	3,000	2,949
0.250%, 06/15/2023	3,000	3,005
0.250%, 05/31/2025	20,000	19,918
0.250%, 07/31/2025	7,000	6,964
0.250%, 09/30/2025	10,000	9,939
0.125%, 05/31/2022	20,000	19,992
0.125%, 06/30/2022	15,000	14,992

Total U.S. Treasury Obligations (Cost $490,863) ($ Thousands)		486,836

CORPORATE OBLIGATIONS — 28.5%

Communication Services — 2.4%
Activision Blizzard
1.350%, 09/15/2030	90	87
Alphabet
2.050%, 08/15/2050	130	117
1.100%, 08/15/2030	130	127
0.450%, 08/15/2025	90	90
America Movil
4.375%, 04/22/2049	500	612
2.875%, 05/07/2030	500	538
AT&T
4.850%, 03/01/2039	2,000	2,384
3.650%, 06/01/2051	800	781
3.500%, 06/01/2041	600	608
3.500%, 02/01/2061	135	126
3.300%, 02/01/2052	120	110
3.100%, 02/01/2043	200	191
2.750%, 06/01/2031	500	519
2.300%, 06/01/2027	300	312
2.250%, 02/01/2032	165	162
1.650%, 02/01/2028	35	35
Baidu
1.720%, 04/09/2026	200	200
Charter Communications Operating LLC
4.908%, 07/23/2025	300	346
3.700%, 04/01/2051	1,000	973
2.800%, 04/01/2031	500	517
Comcast
3.950%, 10/15/2025	1,000	1,146
3.750%, 04/01/2040	500	582
3.250%, 11/01/2039	500	556
3.100%, 04/01/2025	1,000	1,098
2.800%, 01/15/2051	300	297

Adviser Managed Trust / Quarterly Report / October 31, 2020	22

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 08/15/2062	$150	$142
2.450%, 08/15/2052	225	206
1.950%, 01/15/2031	800	815
1.500%, 02/15/2031	300	293
Discovery Communications
4.650%, 05/15/2050	800	902
3.625%, 05/15/2030	300	332
Fox
5.576%, 01/25/2049	300	410
5.476%, 01/25/2039	1,000	1,332
4.709%, 01/25/2029	300	357
Rogers Communications
4.350%, 05/01/2049	500	608
3.700%, 11/15/2049	500	552
Telefonica Emisiones
5.520%, 03/01/2049	1,000	1,239
T-Mobile USA
4.375%, 04/15/2040 (A)	1,000	1,157
3.600%, 11/15/2060 (A)	20	20
3.500%, 04/15/2025 (A)	800	877
3.300%, 02/15/2051 (A)	50	48
3.000%, 02/15/2041 (A)	220	213
2.550%, 02/15/2031 (A)	230	234
2.250%, 11/15/2031 (A)	50	49
2.050%, 02/15/2028 (A)	35	36
1.500%, 02/15/2026 (A)	550	552
Verizon Communications
4.812%, 03/15/2039	2,000	2,597
4.672%, 03/15/2055	500	667
4.000%, 03/22/2050	800	964
3.000%, 03/22/2027	300	331
ViacomCBS
4.950%, 01/15/2031	300	364
4.950%, 05/19/2050	300	354
4.750%, 05/15/2025	300	344
4.200%, 05/19/2032	800	920
Walt Disney
6.650%, 11/15/2037	500	750
4.700%, 03/23/2050	500	658
4.625%, 03/23/2040	200	253
3.500%, 05/13/2040	500	559
3.350%, 03/24/2025	800	885
2.650%, 01/13/2031	500	538
1.750%, 01/13/2026	500	520

		33,592

Consumer Discretionary — 2.0%
Advance Auto Parts
1.750%, 10/01/2027	40	40
Amazon.com
1.500%, 06/03/2030	500	506
0.800%, 06/03/2025	500	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.400%, 06/03/2023	$1,000	$1,002
American Honda Finance MTN
1.200%, 07/08/2025	700	707
0.875%, 07/07/2023	1,135	1,144
0.400%, 10/21/2022	100	100
AutoZone
3.625%, 04/15/2025	500	555
BAT Capital
4.700%, 04/02/2027	300	343
3.984%, 09/25/2050	150	146
3.734%, 09/25/2040	295	290
2.726%, 03/25/2031	300	296
2.259%, 03/25/2028	200	199
BAT International Finance
1.668%, 03/25/2026	200	201
Best Buy
1.950%, 10/01/2030	50	49
Booking Holdings
4.100%, 04/13/2025	300	336
Choice Hotels International
3.700%, 01/15/2031	605	629
Council of Europe Development Bank
1.375%, 02/27/2025	500	519
Diageo Capital
2.000%, 04/29/2030	500	514
1.375%, 09/29/2025	300	308
Dollar General
4.125%, 04/03/2050	300	360
DR Horton
2.600%, 10/15/2025	500	533
eBay
2.700%, 03/11/2030	500	524
Expedia Group
4.625%, 08/01/2027 (A)	615	645
3.600%, 12/15/2023 (A)	565	581
General Motors
6.800%, 10/01/2027	500	614
6.125%, 10/01/2025	1,000	1,170
5.400%, 10/02/2023	1,000	1,106
General Motors Financial
5.200%, 03/20/2023	1,000	1,085
3.600%, 06/21/2030	50	53
2.750%, 06/20/2025	550	568
Home Depot
3.300%, 04/15/2040	300	341
2.700%, 04/15/2030	800	883
Lowe’s
3.000%, 10/15/2050	15	15
1.700%, 10/15/2030	20	20
1.300%, 04/15/2028	20	20
Marriott International
4.625%, 06/15/2030	300	320

23	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 10/15/2032	$40	$39
McDonald’s MTN
4.200%, 04/01/2050	500	606
3.625%, 09/01/2049	500	557
3.600%, 07/01/2030	500	577
2.125%, 03/01/2030	500	519
NIKE
2.850%, 03/27/2030	500	560
O’Reilly Automotive
1.750%, 03/15/2031	135	131
RELX Capital
3.000%, 05/22/2030	700	756
Rockefeller Foundation
2.492%, 10/01/2050	30	30
Ross Stores
0.875%, 04/15/2026	100	99
Sands China
3.800%, 01/08/2026 (A)	500	511
Starbucks
4.450%, 08/15/2049	500	608
3.500%, 11/15/2050	300	320
2.550%, 11/15/2030	500	528
2.250%, 03/12/2030	500	513
Target
2.250%, 04/15/2025	500	534
Toyota Motor Credit MTN
3.375%, 04/01/2030	500	575
3.000%, 04/01/2025	300	329
1.800%, 02/13/2025	500	521
1.350%, 08/25/2023	300	307
1.150%, 05/26/2022	300	304
0.800%, 10/16/2025	50	50
0.350%, 10/14/2022	50	50
Trustees of the University of Pennsylvania
2.396%, 10/01/2050	180	175
Unilever Capital
1.375%, 09/14/2030	165	164
0.375%, 09/14/2023	100	100
VF
2.950%, 04/23/2030	500	543
2.800%, 04/23/2027	500	540
2.400%, 04/23/2025	500	531

		28,303

Consumer Staples — 1.6%
Altria Group
5.800%, 02/14/2039	1,000	1,273
4.450%, 05/06/2050	300	334
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	500	706
5.450%, 01/23/2039	1,000	1,294
4.500%, 06/01/2050	1,000	1,181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 06/01/2040	$800	$942
Bunge Finance
1.630%, 08/17/2025	125	126
Campbell Soup
2.375%, 04/24/2030	500	516
Clorox
1.800%, 05/15/2030	500	509
Coca-Cola
2.950%, 03/25/2025	300	330
1.650%, 06/01/2030	500	510
1.450%, 06/01/2027	500	513
Conagra Brands
4.600%, 11/01/2025	500	581
Constellation Brands
2.875%, 05/01/2030	500	538
Costco Wholesale
1.750%, 04/20/2032	500	509
1.600%, 04/20/2030	500	505
Estee Lauder
2.600%, 04/15/2030	500	544
General Mills
2.875%, 04/15/2030	500	542
Hershey
2.650%, 06/01/2050	500	507
Hormel Foods
1.800%, 06/11/2030	500	512
Ingredion
3.900%, 06/01/2050	200	225
Kimberly-Clark
1.050%, 09/15/2027	125	125
Kroger
3.950%, 01/15/2050	500	583
McCormick
2.500%, 04/15/2030	500	530
Mondelez International
2.750%, 04/13/2030	500	539
2.625%, 09/04/2050	100	95
0.625%, 07/01/2022	1,070	1,074
PepsiCo
2.750%, 03/19/2030	500	556
2.250%, 03/19/2025	1,000	1,065
1.625%, 05/01/2030	500	510
1.400%, 02/25/2031	40	40
0.750%, 05/01/2023	800	808
0.400%, 10/07/2023	25	25
Philip Morris International
1.750%, 11/01/2030	350	345
1.125%, 05/01/2023	500	509
0.875%, 05/01/2026	350	348
Procter & Gamble
3.000%, 03/25/2030	500	575

Adviser Managed Trust / Quarterly Report / October 31, 2020	24

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sysco
5.650%, 04/01/2025	$300	$354
Walgreens Boots Alliance
4.100%, 04/15/2050	500	506
Walmart
3.400%, 06/26/2023	300	324
3.050%, 07/08/2026	500	560

		22,168

Energy — 2.0%
Boardwalk Pipelines
3.400%, 02/15/2031	85	82
BP Capital Markets America
3.796%, 09/21/2025	500	561
3.633%, 04/06/2030	300	338
3.543%, 04/06/2027	500	555
3.194%, 04/06/2025	500	547
Canadian Natural Resources
2.950%, 07/15/2030	500	490
2.050%, 07/15/2025	1,000	1,013
Chevron
2.978%, 05/11/2040	500	530
1.995%, 05/11/2027	500	525
1.554%, 05/11/2025	800	826
1.141%, 05/11/2023	500	509
Concho Resources
2.400%, 02/15/2031	190	192
Diamondback Energy
4.750%, 05/31/2025	500	545
Ecopetrol
6.875%, 04/29/2030	500	601
5.875%, 05/28/2045	1,000	1,091
Energy Transfer Operating LP
6.250%, 04/15/2049	1,000	1,056
4.750%, 01/15/2026	500	536
2.900%, 05/15/2025	1,000	1,006
Enterprise Products Operating LLC
3.700%, 01/31/2051	1,000	989
2.800%, 01/31/2030	500	524
Equinor
3.700%, 04/06/2050	1,000	1,112
3.625%, 04/06/2040	200	226
Exxon Mobil
4.227%, 03/19/2040	500	599
3.482%, 03/19/2030	300	339
2.992%, 03/19/2025	1,000	1,088
2.610%, 10/15/2030	300	317
1.571%, 04/15/2023	500	514
HollyFrontier
2.625%, 10/01/2023	250	248
Kinder Morgan
5.550%, 06/01/2045	1,000	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 08/01/2050	$145	$131
2.000%, 02/15/2031	140	133
Magellan Midstream Partners
3.250%, 06/01/2030	500	538
Marathon Petroleum
4.700%, 05/01/2025	500	553
MPLX
5.200%, 12/01/2047	300	311
4.250%, 12/01/2027	500	554
2.650%, 08/15/2030	115	111
ONEOK
7.150%, 01/15/2051	500	585
6.350%, 01/15/2031	500	584
5.850%, 01/15/2026	300	341
4.500%, 03/15/2050	500	443
2.200%, 09/15/2025	300	295
Phillips 66
3.850%, 04/09/2025	500	550
2.150%, 12/15/2030	500	469
Pioneer Natural Resources
1.900%, 08/15/2030	200	187
Sabine Pass Liquefaction
4.500%, 05/15/2030 (A)	500	559
Shell International Finance BV
3.250%, 04/06/2050	550	567
2.750%, 04/06/2030	510	550
2.375%, 04/06/2025	500	533
0.375%, 09/15/2023	250	249
Suncor Energy
3.100%, 05/15/2025	500	534
Total Capital International
3.127%, 05/29/2050	300	301
TransCanada PipeLines
4.100%, 04/15/2030	300	340
Valero Energy
2.700%, 04/15/2023	500	514
1.200%, 03/15/2024	250	245
Williams
3.500%, 11/15/2030	800	859

		29,166

Financials — 9.2%
African Development Bank
0.750%, 04/03/2023	500	506
0.500%, 04/22/2022	1,000	1,003
Ally Financial
1.450%, 10/02/2023	135	136
American Express
3.700%, 08/03/2023	1,000	1,086
3.400%, 02/22/2024	1,000	1,085
2.500%, 07/30/2024	500	530

25	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Financial Group
5.250%, 04/02/2030	$300	$362
American International Group
4.375%, 06/30/2050	200	240
3.400%, 06/30/2030	500	556
2.500%, 06/30/2025	300	322
Andina de Fomento
1.625%, 09/23/2025	500	502
Aon
2.800%, 05/15/2030	800	856
2.200%, 11/15/2022	300	311
Arch Capital Group
3.635%, 06/30/2050	35	38
Ares Capital
3.875%, 01/15/2026	300	307
Asian Development Bank
1.625%, 01/24/2023	1,000	1,030
0.625%, 04/29/2025	1,000	1,007
Asian Development Bank MTN
1.875%, 07/19/2022	1,000	1,028
1.875%, 01/24/2030	500	538
0.250%, 07/14/2023	45	45
Asian Infrastructure Investment Bank
0.250%, 09/29/2023	335	334
Athene Holding
6.150%, 04/03/2030	300	359
3.500%, 01/15/2031	100	101
Banco Santander
3.490%, 05/28/2030	500	540
2.746%, 05/28/2025	200	211
Bancolombia
3.000%, 01/29/2025	300	303
Bank of America
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	800	835
Bank of America MTN
4.100%, 07/24/2023	1,000	1,094
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	1,200	1,464
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	700	842
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	1,000	1,075
2.831%, VAR United States Secured Overnight Financing Rate+1.880%, 10/24/2051	50	50
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	500	505
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	500	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	$200	$198
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	200	198
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	800	816
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	500	503
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	200	200
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	200	200
Bank of Montreal MTN
3.300%, 02/05/2024	1,000	1,080
1.850%, 05/01/2025	300	313
Bank of New York Mellon MTN
2.100%, 10/24/2024	1,000	1,053
1.600%, 04/24/2025	300	310
Bank of Nova Scotia
3.400%, 02/11/2024	1,000	1,086
2.200%, 02/03/2025	300	317
1.950%, 02/01/2023	300	310
1.625%, 05/01/2023	300	308
Barclays
2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/2026	300	315
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.900%, 06/24/2031	800	803
1.700%, 05/12/2022	1,000	1,019
Berkshire Hathaway Finance
2.850%, 10/15/2050	265	270
1.450%, 10/15/2030	315	312
BlackRock
1.900%, 01/28/2031	800	822
Brighthouse Financial
5.625%, 05/15/2030	300	354
4.700%, 06/22/2047	1,000	973
3.700%, 06/22/2027	1,000	1,054
Brookfield Finance
4.850%, 03/29/2029	200	239
3.500%, 03/30/2051	150	147
Brown & Brown
2.375%, 03/15/2031	35	35
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,000	1,089
0.950%, 06/23/2023	1,000	1,011

Adviser Managed Trust / Quarterly Report / October 31, 2020	26

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.800%, 01/31/2028	$1,000	$1,125
2.600%, 05/11/2023	300	314
Charles Schwab
4.200%, 03/24/2025	500	572
Chubb INA Holdings
1.375%, 09/15/2030	625	610
Citigroup
8.125%, 07/15/2039	200	347
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	1,200	1,629
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	800	950
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	800	861
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,000	1,075
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	800	834
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	800	819
0.776%, VAR United States Secured Overnight Financing Rate+0.686%, 10/30/2024	150	150
Citizens Bank
2.250%, 04/28/2025	500	529
Citizens Financial Group
3.250%, 04/30/2030	500	546
CNA Financial
2.050%, 08/15/2030	65	65
Cooperatieve Rabobank
4.625%, 12/01/2023	1,000	1,112
Credit Suisse NY
2.950%, 04/09/2025	800	873
2.800%, 04/08/2022	500	518
1.000%, 05/05/2023	500	506
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	1,000	1,069
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/2024	250	253
Development Bank of Japan MTN
2.000%, 10/19/2021	200	203
Equitable Holdings
5.000%, 04/20/2048	500	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 04/20/2028	$500	$574
European Bank for Reconstruction & Development MTN
0.250%, 07/10/2023	1,200	1,199
European Investment Bank
2.250%, 03/15/2022	2,000	2,056
1.375%, 05/15/2023	1,000	1,028
0.875%, 05/17/2030	500	495
0.625%, 07/25/2025	1,000	1,006
0.375%, 12/15/2025	200	199
Everest Reinsurance Holdings
3.500%, 10/15/2050	100	103
Fairfax Financial Holdings
4.625%, 04/29/2030	300	321
Fidelity National Financial
2.450%, 03/15/2031	150	147
Franklin Resources
1.600%, 10/30/2030	100	98
Globe Life
2.150%, 08/15/2030	250	249
Goldman Sachs Group
5.150%, 05/22/2045	1,000	1,331
3.625%, 02/20/2024	1,000	1,086
3.500%, 04/01/2025	1,000	1,102
2.350%, 11/15/2021	500	500
Hanover Insurance Group
2.500%, 09/01/2030	15	15
HSBC Holdings
4.950%, 03/31/2030	500	609
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	1,000	1,083
2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/2031	1,000	1,037
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	300	306
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	200	199
ING Groep
3.550%, 04/09/2024	500	545
Inter-American Development Bank
0.625%, 07/15/2025	1,000	1,004
0.500%, 05/24/2023	400	402
0.250%, 11/15/2023	500	499
Intercontinental Exchange
3.000%, 06/15/2050	200	207
3.000%, 09/15/2060	160	161
2.650%, 09/15/2040	165	166
1.850%, 09/15/2032	165	164
0.700%, 06/15/2023	110	111

27	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development
2.500%, 07/29/2025	$2,000	$2,185
0.875%, 05/14/2030	500	494
0.625%, 04/22/2025	1,000	1,006
0.500%, 10/28/2025	800	798
International Finance MTN
0.750%, 08/27/2030	500	487
0.375%, 07/16/2025	145	144
Jefferies Group
5.125%, 01/20/2023	1,000	1,089
JPMorgan Chase
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	500	605
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	800	845
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	700	749
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	300	319
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	800	841
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	300	313
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	1,000	1,037
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	800	817
Kemper
2.400%, 09/30/2030	50	49
KeyBank
1.250%, 03/10/2023	300	306
Korea Development Bank
3.375%, 03/12/2023	760	809
0.500%, 10/27/2023	200	200
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024	500	538
2.375%, 12/29/2022	1,000	1,046
0.250%, 10/19/2023	250	250
Kreditanstalt fuer Wiederaufbau MTN
3.125%, 12/15/2021	500	516
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025	500	500
Lloyds Banking Group
4.050%, 08/16/2023	500	543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 03/12/2024	$1,000	$1,088
Manulife Financial
2.484%, 05/19/2027	300	320
Marsh & McLennan
3.875%, 03/15/2024	1,000	1,103
2.250%, 11/15/2030	500	519
MetLife
4.550%, 03/23/2030	200	248
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	500	574
3.407%, 03/07/2024	1,000	1,082
2.801%, 07/18/2024	500	534
2.193%, 02/25/2025	500	524
Mizuho Financial Group
2.226%, VAR ICE LIBOR USD 3 Month+0.830%, 05/25/2026	300	311
1.241%, VAR ICE LIBOR USD 3 Month+0.990%, 07/10/2024	1,000	1,010
Moody’s
2.550%, 08/18/2060	250	223
Morgan Stanley MTN
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	700	1,060
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	800	916
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	500	532
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	800	838
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	345	345
MUFG Union Bank
2.100%, 12/09/2022	300	310
National Australia Bank
1.875%, 12/13/2022	300	309
National Bank of Canada MTN
2.100%, 02/01/2023	300	310
Natwest Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	1,000	1,095
3.875%, 09/12/2023	1,000	1,080
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	300	317
Nomura Holdings
3.103%, 01/16/2030	500	528
2.648%, 01/16/2025	300	316

Adviser Managed Trust / Quarterly Report / October 31, 2020	28

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordic Investment Bank
0.375%, 09/11/2025	$500	$496
Northern Trust
1.950%, 05/01/2030	300	309
Oesterreichische Kontrollbank
2.625%, 01/31/2022	500	515
1.500%, 02/12/2025	500	523
0.375%, 09/17/2025	90	89
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	530
Owl Rock Capital
4.250%, 01/15/2026	100	101
PartnerRe Finance B
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.815%, 10/01/2050	100	100
PNC Bank
2.028%, VAR ICE LIBOR USD 3 Month+0.420%, 12/09/2022	300	305
PNC Financial Services Group
3.500%, 01/23/2024	1,000	1,088
Progressive
3.950%, 03/26/2050	200	250
Prudential
3.125%, 04/14/2030	300	335
Prudential Financial MTN
3.000%, 03/10/2040	1,000	1,039
1.500%, 03/10/2026	300	308
Regions Financial
3.800%, 08/14/2023	1,000	1,087
Royal Bank of Canada MTN
1.950%, 01/17/2023	300	310
1.600%, 04/17/2023	300	309
1.150%, 06/10/2025	1,000	1,016
0.500%, 10/26/2023	35	35
S&P Global
2.300%, 08/15/2060	95	85
1.250%, 08/15/2030	75	73
Santander Holdings USA
3.450%, 06/02/2025	500	538
Santander UK
2.100%, 01/13/2023	800	826
Sumitomo Mitsui Financial Group
2.696%, 07/16/2024	500	532
2.348%, 01/15/2025	300	317
2.130%, 07/08/2030	700	711
1.474%, 07/08/2025	1,000	1,018
Svensk Exportkredit MTN
3.125%, 11/08/2021	200	206
2.375%, 03/09/2022	1,000	1,027
0.750%, 04/06/2023	500	505
0.625%, 05/14/2025	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	$1,000	$1,015
Truist Bank
3.200%, 04/01/2024	1,000	1,080
1.500%, 03/10/2025	800	823
1.250%, 03/09/2023	300	306
Truist Financial MTN
3.750%, 12/06/2023	500	547
2.500%, 08/01/2024	500	533
Unum Group
4.500%, 03/15/2025	500	556
US Bancorp
2.400%, 07/30/2024	1,000	1,062
1.450%, 05/12/2025	300	309
US Bancorp MTN
1.375%, 07/22/2030	50	49
US Bank
2.050%, 01/21/2025	300	316
1.950%, 01/09/2023	300	310
W R Berkley
4.000%, 05/12/2050	30	35
Wells Fargo
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	800	828
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	300	312
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	800	1,082
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	300	360
3.750%, 01/24/2024	1,000	1,086
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	1,000	1,064
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	800	831
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/2024	1,000	1,022
Westpac Banking
4.421%, 07/24/2039	200	242
3.300%, 02/26/2024	1,000	1,083
2.650%, 01/16/2030	500	549

		131,075

Health Care — 3.0%
Abbott Laboratories
1.400%, 06/30/2030	540	539
1.150%, 01/30/2028	45	45

29	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AbbVie
4.850%, 06/15/2044 (A)	$500	$619
4.550%, 03/15/2035 (A)	1,000	1,213
4.250%, 11/21/2049 (A)	1,000	1,168
4.050%, 11/21/2039 (A)	1,000	1,147
3.450%, 03/15/2022 (A)	1,000	1,035
Agilent Technologies
2.100%, 06/04/2030	300	307
Amgen
3.150%, 02/21/2040	500	526
2.300%, 02/25/2031	700	726
1.900%, 02/21/2025	500	519
AstraZeneca
2.125%, 08/06/2050	140	126
1.375%, 08/06/2030	300	292
0.700%, 04/08/2026	300	295
Banner Health
2.338%, 01/01/2030	500	514
1.897%, 01/01/2031	100	99
Baxter International
3.750%, 10/01/2025 (A)	300	339
Becton Dickinson
3.794%, 05/20/2050	300	334
2.823%, 05/20/2030	700	748
Biogen
2.250%, 05/01/2030	500	504
Bon Secours Mercy Health
2.095%, 06/01/2031	100	100
Boston Scientific
2.650%, 06/01/2030	500	526
1.900%, 06/01/2025	300	312
Bristol-Myers Squibb
4.550%, 02/20/2048	500	661
4.125%, 06/15/2039	1,300	1,604
2.900%, 07/26/2024	300	324
Cigna
4.800%, 08/15/2038	1,000	1,243
4.500%, 02/25/2026	300	349
3.400%, 03/15/2050	500	526
3.200%, 03/15/2040	1,000	1,056
2.400%, 03/15/2030	500	519
CommonSpirit Health
3.910%, 10/01/2050	75	74
2.782%, 10/01/2030	50	50
1.547%, 10/01/2025	35	35
CVS Health
4.125%, 04/01/2040	2,000	2,270
3.625%, 04/01/2027	1,000	1,120
Danaher
2.600%, 10/01/2050	190	189
DENTSPLY SIRONA
3.250%, 06/01/2030	500	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eli Lilly
3.950%, 03/15/2049	$500	$620
2.250%, 05/15/2050	1,000	933
Gilead Sciences
2.800%, 10/01/2050	200	195
2.600%, 10/01/2040	200	194
1.650%, 10/01/2030	95	94
1.200%, 10/01/2027	120	119
0.750%, 09/29/2023	235	236
Hackensack Meridian Health
2.675%, 09/01/2041	100	96
HCA
5.125%, 06/15/2039	1,000	1,217
Humana
4.500%, 04/01/2025	300	344
Integris Baptist Medical Center
3.875%, 08/15/2050	100	104
Johnson & Johnson
2.450%, 09/01/2060	165	163
2.250%, 09/01/2050	250	244
2.100%, 09/01/2040	165	160
1.300%, 09/01/2030	175	174
0.950%, 09/01/2027	155	155
0.550%, 09/01/2025	125	126
Merck
3.900%, 03/07/2039	500	618
2.350%, 06/24/2040	500	503
1.450%, 06/24/2030	300	300
0.750%, 02/24/2026	800	798
New York and Presbyterian Hospital
2.606%, 08/01/2060	40	37
Novartis Capital
1.750%, 02/14/2025	500	523
Orlando Health Obligated Group
3.327%, 10/01/2050	25	25
PeaceHealth Obligated Group
1.375%, 11/15/2025	25	25
Perrigo Finance Unlimited
3.150%, 06/15/2030	500	516
Pfizer
4.000%, 03/15/2049	500	632
2.700%, 05/28/2050	300	306
2.625%, 04/01/2030	500	550
2.550%, 05/28/2040	300	309
1.700%, 05/28/2030	700	717
0.800%, 05/28/2025	500	502
Quest Diagnostics
2.800%, 06/30/2031	200	214
Regeneron Pharmaceuticals
1.750%, 09/15/2030	35	34
Royalty Pharma
3.550%, 09/02/2050 (A)	30	29

Adviser Managed Trust / Quarterly Report / October 31, 2020	30

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 09/02/2040 (A)	$30	$29
2.200%, 09/02/2030 (A)	40	39
1.200%, 09/02/2025 (A)	70	70
0.750%, 09/02/2023 (A)	55	55
Smith & Nephew
2.032%, 10/14/2030	50	50
Stryker
1.950%, 06/15/2030	700	710
1.150%, 06/15/2025	500	505
Sutter Health
3.361%, 08/15/2050	55	55
2.294%, 08/15/2030	55	55
Takeda Pharmaceutical
3.375%, 07/09/2060	500	520
3.025%, 07/09/2040	500	514
2.050%, 03/31/2030	500	503
Texas Health Resources
2.328%, 11/15/2050	65	58
Thermo Fisher Scientific
4.133%, 03/25/2025	300	341
UnitedHealth Group
3.500%, 08/15/2039	500	574
3.125%, 05/15/2060	300	322
2.750%, 05/15/2040	800	838
1.250%, 01/15/2026	500	510
Universal Health Services
2.650%, 10/15/2030 (A)	250	249
Upjohn
4.000%, 06/22/2050 (A)	500	529
3.850%, 06/22/2040 (A)	500	538
2.700%, 06/22/2030 (A)	500	517
1.650%, 06/22/2025 (A)	500	510
Zoetis
2.000%, 05/15/2030	200	205

		42,703

Industrials — 2.2%
3M
3.050%, 04/15/2030	500	564
2.650%, 04/15/2025	300	325
AerCap Ireland Capital DAC
4.875%, 01/16/2024	500	523
4.500%, 09/15/2023	650	675
Air Lease
3.375%, 07/01/2025	25	25
Air Lease MTN
2.875%, 01/15/2026	120	119
2.300%, 02/01/2025	500	492
Boeing
5.705%, 05/01/2040	800	928
5.040%, 05/01/2027	500	549
4.875%, 05/01/2025	500	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.508%, 05/01/2023	$1,000	$1,059
3.950%, 08/01/2059	500	445
3.625%, 02/01/2031	30	30
3.250%, 02/01/2028	50	50
2.750%, 02/01/2026	50	50
1.950%, 02/01/2024	30	30
Canadian Pacific Railway
2.050%, 03/05/2030	500	517
Carrier Global
3.577%, 04/05/2050 (A)	500	540
3.377%, 04/05/2040 (A)	500	529
2.242%, 02/15/2025 (A)	500	521
Caterpillar
2.600%, 04/09/2030	500	542
Caterpillar Financial Services
0.650%, 07/07/2023	1,100	1,107
Caterpillar Financial Services MTN
1.450%, 05/15/2025	500	515
0.950%, 05/13/2022	300	303
CNH Industrial Capital
1.950%, 07/02/2023	515	524
CSX
3.800%, 04/15/2050	500	589
Cummins
1.500%, 09/01/2030	250	247
Deere
2.750%, 04/15/2025	300	327
Emerson Electric
0.875%, 10/15/2026	165	163
Equifax
3.100%, 05/15/2030	500	540
FedEx
5.250%, 05/15/2050	300	404
3.800%, 05/15/2025	800	900
Flowserve
3.500%, 10/01/2030	70	70
GE Capital Funding
4.400%, 05/15/2030 (A)	500	547
3.450%, 05/15/2025 (A)	500	534
General Dynamics
4.250%, 04/01/2040	500	635
3.250%, 04/01/2025	300	330
General Electric
4.350%, 05/01/2050	500	533
4.250%, 05/01/2040	1,000	1,054
Honeywell International
1.950%, 06/01/2030	300	313
1.350%, 06/01/2025	800	821
JetBlue Pass-Through Trust, Ser 2020-1, Cl A
4.000%, 11/15/2032	25	26
John Deere Capital MTN
0.400%, 10/10/2023	290	290

31	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson Controls International
1.750%, 09/15/2030	$85	$85
L3Harris Technologies
3.850%, 12/15/2026	500	569
Lockheed Martin
1.850%, 06/15/2030	500	519
Masco
2.000%, 10/01/2030	250	250
Norfolk Southern
3.155%, 05/15/2055	100	103
3.050%, 05/15/2050	800	828
Northrop Grumman
5.150%, 05/01/2040	500	670
Otis Worldwide
3.112%, 02/15/2040	200	213
2.056%, 04/05/2025	250	263
PACCAR Financial MTN
0.800%, 06/08/2023	500	504
Quanta Services
2.900%, 10/01/2030	250	261
Raytheon Technologies
3.125%, 07/01/2050	300	317
2.250%, 07/01/2030	300	313
Roper Technologies
2.000%, 06/30/2030	500	508
Southwest Airlines
5.250%, 05/04/2025	300	333
5.125%, 06/15/2027	500	556
4.750%, 05/04/2023	800	857
Stanley Black & Decker
2.750%, 11/15/2050	350	348
Union Pacific
4.300%, 03/01/2049	500	626
3.839%, 03/20/2060	1,000	1,130
2.973%, 09/16/2062 (A)	100	97
2.150%, 02/05/2027	800	847
United Airlines Pass-Through Trust, Ser 2020-1, Cl A
5.875%, 10/15/2027	300	301
United Parcel Service
5.300%, 04/01/2050	500	720
5.200%, 04/01/2040	300	408
Xylem
2.250%, 01/30/2031	175	183

		31,638

Information Technology — 2.3%
Amdocs
2.538%, 06/15/2030	550	560
Apple
3.850%, 05/04/2043	1,000	1,227
2.650%, 05/11/2050	300	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 05/11/2030	$500	$511
1.125%, 05/11/2025	1,000	1,019
0.750%, 05/11/2023	1,000	1,010
Automatic Data Processing
3.375%, 09/15/2025	500	563
1.250%, 09/01/2030	40	39
Broadcom
4.700%, 04/15/2025	300	341
4.150%, 11/15/2030	500	560
4.110%, 09/15/2028	300	334
3.459%, 09/15/2026	500	545
2.250%, 11/15/2023	500	520
Dell International
5.850%, 07/15/2025 (A)	500	587
Fiserv
4.400%, 07/01/2049	500	619
2.650%, 06/01/2030	800	850
Flex
4.875%, 05/12/2030	415	480
Global Payments
4.150%, 08/15/2049	500	579
2.900%, 05/15/2030	800	851
Hewlett Packard Enterprise
4.650%, 10/01/2024	300	339
4.450%, 10/02/2023	300	331
1.750%, 04/01/2026	50	50
1.450%, 04/01/2024	550	560
HP
2.200%, 06/17/2025	500	523
Intel
4.600%, 03/25/2040	300	394
3.400%, 03/25/2025	800	889
3.100%, 02/15/2060	500	532
International Business Machines
4.250%, 05/15/2049	1,000	1,235
4.150%, 05/15/2039	500	610
1.950%, 05/15/2030	200	203
1.700%, 05/15/2027	500	511
Intuit
0.950%, 07/15/2025	500	504
Lam Research
2.875%, 06/15/2050	300	308
1.900%, 06/15/2030	500	514
Leidos
4.375%, 05/15/2030 (A)	300	349
Mastercard
3.650%, 06/01/2049	500	602
Micron Technology
2.497%, 04/24/2023	500	520
Microsoft
4.450%, 11/03/2045	1,000	1,375
4.100%, 02/06/2037	500	639

Adviser Managed Trust / Quarterly Report / October 31, 2020	32

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 02/06/2024	$500	$536
2.675%, 06/01/2060	500	511
Motorola Solutions
2.300%, 11/15/2030	250	249
NetApp
2.700%, 06/22/2030	500	512
1.875%, 06/22/2025	500	516
NVIDIA
3.500%, 04/01/2040	300	348
2.850%, 04/01/2030	500	554
NXP BV
3.150%, 05/01/2027 (A)	300	325
2.700%, 05/01/2025 (A)	300	319
Oracle
3.600%, 04/01/2040	1,000	1,115
3.600%, 04/01/2050	800	878
2.950%, 04/01/2030	500	550
2.500%, 04/01/2025	500	535
PayPal Holdings
3.250%, 06/01/2050	300	324
2.300%, 06/01/2030	500	525
1.650%, 06/01/2025	800	827
1.350%, 06/01/2023	500	511
QUALCOMM
2.150%, 05/20/2030	500	519
Texas Instruments
1.375%, 03/12/2025	500	516
Visa
2.050%, 04/15/2030	500	527
2.000%, 08/15/2050	100	91
1.100%, 02/15/2031	200	193
0.750%, 08/15/2027	95	94

		33,561

Materials — 0.6%
Air Products and Chemicals
2.700%, 05/15/2040	300	315
Dow Chemical
3.600%, 11/15/2050	500	509
2.100%, 11/15/2030	500	496
DuPont de Nemours
2.169%, 05/01/2023	800	807
Ecolab
2.125%, 08/15/2050	200	179
1.300%, 01/30/2031	160	157
EI du Pont de Nemours
1.700%, 07/15/2025	700	726
Linde
2.000%, 08/10/2050	95	83
1.100%, 08/10/2030	150	145
LYB International Finance III
4.200%, 10/15/2049	500	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 05/01/2050	$200	$218
3.800%, 10/01/2060	30	29
3.625%, 04/01/2051	40	40
3.375%, 10/01/2040	30	30
2.875%, 05/01/2025	200	215
2.250%, 10/01/2030	25	25
1.250%, 10/01/2025	20	20
Newmont
2.250%, 10/01/2030	700	722
Nucor
2.700%, 06/01/2030	700	747
2.000%, 06/01/2025	200	209
Nutrien
3.950%, 05/13/2050	200	229
1.900%, 05/13/2023	300	310
PPG Industries
2.550%, 06/15/2030	200	212
Reliance Steel & Aluminum
1.300%, 08/15/2025	85	85
Sherwin-Williams
3.300%, 05/15/2050	200	213
Steel Dynamics
3.250%, 10/15/2050	65	63
1.650%, 10/15/2027	40	40
Suzano Austria GmbH
3.750%, 01/15/2031	250	258
Vale Overseas
3.750%, 07/08/2030	1,025	1,079

		8,701

Real Estate — 0.7%
Alexandria Real Estate Equities
4.900%, 12/15/2030	300	373
1.875%, 02/01/2033	70	68
American Tower
3.100%, 06/15/2050	250	245
1.875%, 10/15/2030	250	247
1.300%, 09/15/2025	500	504
Boston Properties
3.250%, 01/30/2031	400	428
2.900%, 03/15/2030	500	519
Brixmor Operating Partnership
4.050%, 07/01/2030	150	162
Corporate Office Properties
2.250%, 03/15/2026	285	288
Crown Castle International
3.300%, 07/01/2030	500	545
2.250%, 01/15/2031	500	503
1.350%, 07/15/2025	500	505
CubeSmart
2.000%, 02/15/2031	65	63

33	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CyrusOne
2.150%, 11/01/2030	$50	$48
Equinix
1.250%, 07/15/2025	500	503
1.000%, 09/15/2025	250	249
Federal Realty Investment Trust
1.250%, 02/15/2026	250	249
GLP Capital
4.000%, 01/15/2031	50	52
Healthcare Realty Trust
2.050%, 03/15/2031	65	64
Healthcare Trust of America Holdings
2.000%, 03/15/2031	110	106
Healthpeak Properties
4.200%, 03/01/2024	500	549
Highwoods Realty
2.600%, 02/01/2031	65	64
Host Hotels & Resorts
3.500%, 09/15/2030	145	139
Kilroy Realty
2.500%, 11/15/2032	200	194
Kimco Realty
2.700%, 10/01/2030	200	203
1.900%, 03/01/2028	100	99
Life Storage
2.200%, 10/15/2030	45	45
Office Properties Income Trust
4.500%, 02/01/2025	100	101
Omega Healthcare Investors
3.375%, 02/01/2031	250	241
Piedmont Operating Partnership
3.150%, 08/15/2030	100	99
Prologis
2.250%, 04/15/2030	300	317
2.125%, 04/15/2027	300	317
Realty Income
3.875%, 04/15/2025	500	562
3.250%, 01/15/2031	140	153
Retail Properties of America
4.750%, 09/15/2030	250	248
Simon Property Group
2.650%, 07/15/2030	250	251
Spirit Realty
3.200%, 02/15/2031	200	199
VEREIT Operating Partnership
3.400%, 01/15/2028	25	26
WP Carey
2.400%, 02/01/2031	150	148

		9,676

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 2.5%
AEP Texas
2.100%, 07/01/2030	$300	$309
Alabama Power
1.450%, 09/15/2030	100	99
American Water Capital
2.800%, 05/01/2030	300	327
Arizona Public Service
3.350%, 05/15/2050	300	332
Atmos Energy
1.500%, 01/15/2031	300	298
Avangrid
3.200%, 04/15/2025	500	549
Baltimore Gas and Electric
2.900%, 06/15/2050	700	713
Berkshire Hathaway Energy
4.050%, 04/15/2025 (A)	1,000	1,135
3.700%, 07/15/2030 (A)	1,000	1,160
2.850%, 05/15/2051 (A)	50	49
1.650%, 05/15/2031 (A)	30	30
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	700	732
CMS Energy
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.116%, 06/01/2050	300	321
Commonwealth Edison
3.000%, 03/01/2050	500	526
Consumers Energy Co
3.500%, 08/01/2051	500	585
Dominion Energy
3.375%, 04/01/2030	500	564
Dominion Energy Gas Holdings
2.500%, 11/15/2024	300	318
DTE Electric
2.250%, 03/01/2030	300	316
DTE Energy
1.050%, 06/01/2025	350	351
0.550%, 11/01/2022	55	55
Duke Energy
2.450%, 06/01/2030	700	733
0.900%, 09/15/2025	155	154
Duke Energy Florida
1.750%, 06/15/2030	200	203
Duke Energy Indiana
2.750%, 04/01/2050	500	500
Duke Energy Progress
2.500%, 08/15/2050	1,000	961
Entergy
0.900%, 09/15/2025	475	475
Entergy Arkansas
2.650%, 06/15/2051	255	253

Adviser Managed Trust / Quarterly Report / October 31, 2020	34

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Essential Utilities
3.351%, 04/15/2050	$300	$315
Evergy
2.450%, 09/15/2024	1,000	1,060
Eversource Energy
3.450%, 01/15/2050	125	138
1.650%, 08/15/2030	100	98
0.800%, 08/15/2025	60	60
Exelon Generation
3.250%, 06/01/2025	300	326
FirstEnergy
3.400%, 03/01/2050	300	276
2.250%, 09/01/2030	200	189
Florida Power & Light
2.850%, 04/01/2025	1,000	1,087
Georgia Power
2.100%, 07/30/2023	300	313
Kentucky Utilities
3.300%, 06/01/2050	300	323
National Fuel Gas
5.500%, 01/15/2026	500	547
National Rural Utilities Cooperative Finance
1.350%, 03/15/2031	200	196
NextEra Energy Capital Holdings
2.750%, 05/01/2025	500	538
2.750%, 11/01/2029	500	537
2.250%, 06/01/2030	800	829
NiSource
3.600%, 05/01/2030	300	341
0.950%, 08/15/2025	175	174
Northern States Power Co
2.600%, 06/01/2051	500	504
Oglethorpe Power
3.750%, 08/01/2050 (A)	125	126
Oncor Electric Delivery Co LLC
3.100%, 09/15/2049	500	548
Pacific Gas and Electric
4.950%, 07/01/2050	1,000	1,054
4.550%, 07/01/2030	500	539
4.500%, 07/01/2040	2,500	2,551
3.450%, 07/01/2025	1,500	1,563
3.300%, 08/01/2040	1,000	910
3.150%, 01/01/2026	1,000	1,023
2.100%, 08/01/2027	1,000	965
PacifiCorp
3.300%, 03/15/2051	500	546
2.700%, 09/15/2030	300	327
Piedmont Natural Gas
3.350%, 06/01/2050	300	321
Pinnacle West Capital
1.300%, 06/15/2025	500	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Electric and Gas MTN
2.050%, 08/01/2050	$750	$671
San Diego Gas & Electric
1.700%, 10/01/2030	465	462
Southern
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.733%, 01/15/2051	250	254
3.700%, 04/30/2030	1,000	1,135
Southern California Edison
4.875%, 03/01/2049	500	594
1.200%, 02/01/2026	440	437
Southern Gas Capital
1.750%, 01/15/2031	75	74
Southwestern Public Service
3.150%, 05/01/2050	300	320
Tucson Electric Power
1.500%, 08/01/2030	90	88
Union Electric
2.625%, 03/15/2051	155	152
WEC Energy Group
0.550%, 09/15/2023	250	251
Xcel Energy
0.500%, 10/15/2023	100	100

		35,418

Total Corporate Obligations (Cost $408,631) ($ Thousands)		406,001

MORTGAGE-BACKED SECURITIES — 26.7%

Agency Mortgage-Backed Obligations — 25.7%
FHLMC
4.500%, 05/01/2048 to 10/01/2048	11,392	12,320
4.000%, 05/01/2050	9,563	10,215
3.500%, 11/01/2045	1,301	1,389
3.000%, 07/01/2033 to 08/01/2047	12,013	12,590
2.500%, 10/01/2040	4,983	5,216
FHLMC Multifamily Structured Pass Through Certificates, Ser K043, Cl A2
3.062%, 12/25/2024	5,000	5,463
FHLMC Multifamily Structured Pass Through Certificates, Ser K073, Cl A2
3.350%, 01/25/2028	1,000	1,151
FHLMC Multifamily Structured Pass Through Certificates, Ser K074, Cl A2
3.600%, 01/25/2028	815	950
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	5,000	5,858

14	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K092, Cl A2
3.298%, 04/25/2029	$315	$365
FHLMC Multifamily Structured Pass Through Certificates, Ser K722, Cl A2
2.406%, 03/25/2023	1,500	1,554
FNMA
5.000%, 12/01/2048	4,614	5,069
4.500%, 05/01/2046	4,529	5,089
4.000%, 01/01/2048 to 01/01/2049	24,862	26,651
3.500%, 08/01/2030 to 06/01/2050	51,360	54,501
3.000%, 02/01/2034 to 07/01/2050	57,310	60,119
2.500%, 08/01/2031 to 11/01/2050	52,528	54,768
FNMA, Ser 2019-M7, Cl A2
3.143%, 04/25/2029	1,250	1,423
GNMA
4.500%, 09/20/2046 to 01/20/2049	8,781	9,517
4.000%, 09/20/2047 to 05/20/2049	14,135	15,187
3.500%, 11/20/2041 to 02/20/2050	25,660	27,265
3.000%, 09/20/2046 to 07/20/2050	27,478	28,944
2.500%, 08/20/2050	4,971	5,212
GNMA TBA
3.500%, 11/15/2041	1,000	1,054
UMBS TBA
2.000%, 11/12/2050	15,000	15,472

		367,342

Non-Agency Mortgage-Backed Obligations — 1.0%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	5,000	5,472
BANK, Ser 2019-BN24, Cl A2
2.707%, 11/15/2062	500	533
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	190	215
Benchmark Mortgage Trust, Ser 2020-B18, Cl A5
1.925%, 07/15/2053	396	401
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	560	580
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl A5
3.817%, 08/15/2050	5,000	5,399
Wells Fargo Commercial Mortgage Trust, Ser 2018-C44, Cl A5
4.212%, 05/15/2051	1,500	1,743

		14,343

Total Mortgage-Backed Securities (Cost $382,196) ($ Thousands)		381,685

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 8.1%

Bundesobligation
0.000%, 10/18/2024 (B)	EUR	800	$963
Bundesrepublik Deutschland Bundesanleihe
5.625%, 01/04/2028		600	1,030
2.500%, 08/15/2046		500	1,016
1.750%, 02/15/2024		800	1,013
1.500%, 05/15/2024		800	1,010
0.000%, 08/15/2026 (B)		800	977
0.000%, 08/15/2029 (B)		800	990
0.000%, 02/15/2030 (B)		800	990
Canada Government International Bond
5.000%, 06/01/2037	CAD	800	976
2.625%, 01/25/2022		$1,000	1,030
2.000%, 11/15/2022		200	207
1.625%, 01/22/2025		1,000	1,048
0.500%, 03/01/2022	CAD	300	226
0.250%, 08/01/2022		1,150	863
Canadian When Issued Government Bond
2.000%, 12/01/2051		230	206
Chile Government International Bond
2.450%, 01/31/2031		$500	519
Colombia Government International Bond
6.125%, 01/18/2041		500	645
3.000%, 01/30/2030		500	510
Export-Import Bank of Korea
3.250%, 11/10/2025		500	558
1.875%, 02/12/2025		500	522
French Republic Government Bond OAT
5.750%, 10/25/2032	EUR	500	1,012
4.500%, 04/25/2041		500	1,109
2.500%, 05/25/2030		700	1,046
1.750%, 05/25/2023		1,600	1,984
1.750%, 06/25/2039 (A)		700	1,080
1.500%, 05/25/2050 (A)		800	1,247
1.000%, 05/25/2027		800	1,031
0.500%, 05/25/2026		800	992
0.000%, 03/25/2023 (B)		530	628
Indonesia Government International Bond
4.200%, 10/15/2050		$300	346
2.850%, 02/14/2030		500	526
Israel Government International Bond
3.875%, 07/03/2050		800	926
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034 (A)	EUR	600	1,056
4.750%, 08/01/2023 (A)		700	928
3.850%, 09/01/2049 (A)		575	1,026
3.350%, 03/01/2035 (A)		200	304
2.800%, 12/01/2028		311	428
2.450%, 09/01/2033 (A)		700	963
1.850%, 07/01/2025 (A)		800	1,008
1.650%, 03/01/2032 (A)		800	1,017
1.000%, 07/15/2022		400	477

Adviser Managed Trust / Quarterly Report / October 31, 2020	36

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.950%, 08/01/2030	EUR	800	$956
0.350%, 11/01/2021		1,400	1,643
0.300%, 08/15/2023 (A)		800	945
Italy Government International Bond
4.000%, 10/17/2049		$1,000	1,078
2.375%, 10/17/2024		500	523
Japan Bank for International Cooperation
2.375%, 11/16/2022		1,000	1,041
0.625%, 05/22/2023		500	503
0.625%, 07/15/2025		200	199
0.375%, 09/15/2023		420	419
Japan Government Five Year Bond
0.100%, 03/20/2025	JPY	249,000	2,405
Japan Government Forty Year Bond
2.200%, 03/20/2050		145,000	1,971
Japan Government Ten Year Bond
0.600%, 03/20/2024		330,000	3,234
0.100%, 09/20/2026		135,000	1,306
0.100%, 12/20/2028		135,000	1,306
0.100%, 03/20/2030		289,000	2,786
0.100%, 06/20/2030		170,000	1,637
Japan Government Thirty Year Bond
2.400%, 02/20/2030		215,000	2,513
2.400%, 11/20/2031		210,000	2,516
2.300%, 03/20/2040		190,000	2,458
0.400%, 03/20/2050		180,000	1,619
0.300%, 06/20/2046		185,000	1,666
Japan Government Twenty Year Bond
2.200%, 03/20/2028		200,000	2,235
2.100%, 03/20/2027		200,000	2,182
2.000%, 06/20/2025		315,000	3,307
2.000%, 03/20/2027		36,000	391
0.400%, 03/20/2040		210,000	2,007
0.300%, 09/20/2039		200,000	1,880
Japan Government Two Year Bond
0.100%, 06/01/2022		664,000	6,377
Mexico Government International Bond
6.050%, 01/11/2040		$500	628
5.000%, 04/27/2051		800	913
3.900%, 04/27/2025		500	547
3.250%, 04/16/2030		500	517
Panama Government International Bond
4.500%, 04/01/2056		500	615
3.160%, 01/23/2030		500	546
Peruvian Government International Bond
2.392%, 01/23/2026		500	525
Philippine Government International Bond
3.950%, 01/20/2040		1,000	1,176
2.950%, 05/05/2045		300	315
2.457%, 05/05/2030		500	534
Province of Alberta Canada
1.875%, 11/13/2024		1,500	1,576

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.300%, 07/22/2030		$1,000	$990
1.000%, 05/20/2025		1,000	1,013
Province of Ontario Canada
3.050%, 01/29/2024		1,500	1,628
2.000%, 10/02/2029		500	533
1.750%, 01/24/2023		1,000	1,031
1.050%, 05/21/2027		1,000	1,007
Province of Quebec Canada
1.500%, 02/11/2025		1,500	1,557
1.350%, 05/28/2030		1,000	1,016
0.600%, 07/23/2025		150	150
State of Israel
2.500%, 01/15/2030		650	698
United Kingdom Gilt
8.000%, 06/07/2021	GBP	700	948
5.000%, 03/07/2025		700	1,104
4.750%, 12/07/2030		490	917
4.250%, 06/07/2032		500	930
4.250%, 12/07/2040		500	1,071
4.250%, 12/07/2046		500	1,168
3.500%, 07/22/2068		325	886
3.250%, 01/22/2044		600	1,178
1.750%, 01/22/2049		50	80
1.750%, 07/22/2057		600	1,016
1.500%, 07/22/2026		700	983
1.250%, 07/22/2027		700	977
Uruguay Government International Bond
4.500%, 08/14/2024		$1,000	1,095
4.375%, 10/27/2027		300	351

Total Sovereign Debt (Cost $112,770) ($ Thousands)			115,755

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB
0.590%, 03/25/2024		500	500
0.200%, 07/13/2022		1,000	1,000
FHLB
0.500%, 04/14/2025		2,000	2,009
FHLMC
0.375%, 04/20/2023		1,000	1,004
0.375%, 05/05/2023		2,000	2,007
0.375%, 09/23/2025		925	918
0.250%, 06/26/2023		2,000	2,001
0.125%, 10/16/2023		760	757
FNMA
0.750%, 10/08/2027		1,500	1,491
0.625%, 04/22/2025		2,000	2,018
0.500%, 06/17/2025		3,000	3,000
0.250%, 05/22/2023		2,000	2,000
0.250%, 07/10/2023		1,365	1,367

37	Adviser Managed Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
0.750%, 05/15/2025	$2,000	$2,023

Total U.S. Government Agency Obligations (Cost $22,080) ($ Thousands)		22,095

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State, GO
2.500%, 10/01/2029	500	536
Los Angeles, Community College District, GO
1.806%, 08/01/2030	50	50
1.606%, 08/01/2028	50	50
Los Angeles, Community College District, GO
Callable 08/01/2030 @ 100 2.106%, 08/01/2032	50	50
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
Callable 11/15/2049 @ 100 3.006%, 05/15/2050	500	514
San Francisco, Public Utilities Commission Water Revenue, Ser E, RB
Callable 11/01/2030 @ 100 2.825%, 11/01/2041	100	100

		1,300

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	50	50
1.705%, 07/01/2027	50	50
1.258%, 07/01/2025	50	51

		151

Maryland — 0.0%
Maryland State, Health & Higher Educational Facilities Authority, RB
3.197%, 07/01/2050	35	34
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2040 @ 100 3.052%, 07/01/2040	35	35

		69

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Ser C, RB
Callable 05/15/2030 @ 100 2.950%, 05/15/2043	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Michigan — 0.1%
Great Lakes, Water Authority, Sewage Disposal System Revenue, Ser A, RB
3.056%, 07/01/2039	$500	$516

New York — 0.0%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	65	66

Texas — 0.1%
Grand Parkway, Transportation Corp, RB
Callable 04/01/2030 @ 100 3.236%, 10/01/2052	500	505
Texas State, Transportation Commission, GO
Callable 10/01/2030 @ 100 2.472%, 10/01/2044	1,200	1,178

		1,683

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100 2.256%, 09/01/2050	120	113

Total Municipal Bonds (Cost $4,099) ($ Thousands)		3,998

ASSET-BACKED SECURITIES — 0.2%
American Express Credit Account Master Trust, Ser 2019-3, Cl A
2.000%, 04/15/2025	175	181
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	250	250
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A3
0.620%, 08/15/2023	203	204
Ford Credit Floorplan Master Owner Trust, Ser 2020-1, Cl A1
0.700%, 09/15/2025	350	350
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A3
0.450%, 08/21/2023	250	250
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A3
0.450%, 04/16/2025	80	80
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A3
0.380%, 08/18/2025	100	100
Honda Auto Receivables Owner Trust, Ser 2020-3, Cl A3
0.370%, 10/18/2024	250	250

Adviser Managed Trust / Quarterly Report / October 31, 2020	38

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2020-C, Cl A3
0.380%, 05/15/2025	$94	$94
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	194	194
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl C
1.120%, 01/15/2026	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2020-C, Cl A3
0.440%, 10/15/2024	$269	$270
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/2025	80	80

Total Asset-Backed Securities (Cost $2,450) ($ Thousands)		2,453

Total Investments in Securities — 99.4% (Cost $1,423,089) ($ Thousands)		$1,418,823

A list of the open forward foreign currency contracts held by the Fund at October 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	12/02/20	CAD	3,067	USD	2,292	$(9)

Brown Brothers Harriman	12/02/20	GBP	8,903	USD	11,440	(72)

Brown Brothers Harriman	12/02/20	EUR	24,765	USD	29,033	168

Brown Brothers Harriman	12/02/20	JPY	4,596,579	USD	43,531	(465)

						$(378)

Percentages are based on Net Assets of $1,426,897 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2020, the value of these securities amounted to $29,990 ($ Thousands), representing 2.1% of the Net Assets of the Fund.

(B)	Rate shown is the effective yield at the time of purchase.

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

OAT — Obligations assimilables du Tresor (French Treasury Obligations)

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of inputs used as of October 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
U.S. Treasury Obligations	–	486,836	–	486,836
Corporate Obligations	–	406,001	–	406,001
Mortgage-Backed Securities	–	381,685	–	381,685
Sovereign Debt	–	115,755	–	115,755
U.S. Government Agency Obligations	–	22,095	–	22,095
Municipal Bonds	–	3,998	–	3,998
Asset-Backed Securities	–	2,453	–	2,453

Total Investments in Securities	–	1,418,823	–	1,418,823

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Forwards Contracts*
Unrealized Appreciation	–	168	–	168
Unrealized Depreciation	–	(546)	–	(546)

Total Other Financial Instruments	–	(378)	–	(378)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

39	Adviser Managed Trust / Quarterly Report / October 31, 2020